Wilshire 5000 Index Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 96.1%	Shares	Value
Communication Services - 8.2%
Alphabet, Inc. - Class A(a)	30,093	$4,541,936
Alphabet, Inc. - Class C(a)	25,307	3,853,244
AMC Entertainment Holdings, Inc.(a)(b)	965	3,590
AMC Networks, Inc. - Class A(a)	231	2,802
Anterix, Inc.(a)	141	4,739
AT&T, Inc.	36,465	641,784
Atlanta Braves Holdings, Inc. - Class A(a)	99	4,148
Atlanta Braves Holdings, Inc. - Class C(a)	231	9,023
Bandwidth, Inc. - Class A(a)	564	10,299
Boston Omaha Corp. - Class A(a)	206	3,185
Bumble, Inc. - Class A(a)	510	5,789
Cable One, Inc.	20	8,463
Cardlytics, Inc.(a)	436	6,318
Cargurus, Inc.(a)	474	10,940
Cars.com, Inc.(a)	215	3,694
Charter Communications, Inc. - Class A(a)	519	150,837
Cinemark Holdings, Inc.(a)	460	8,266
Cogent Communications Holdings, Inc.	234	15,287
Comcast Corp. - Class A	20,649	895,134
EchoStar Corp. - Class A(a)	617	8,792
Electronic Arts, Inc.	1,242	164,776
Endeavor Group Holdings, Inc. - Class A	1,000	25,730
Eventbrite, Inc. - Class A(a)	246	1,348
Fox Corp. - Class A	1,272	39,775
Fox Corp. - Class B	708	20,263
Frontier Communications Parent, Inc.(a)	1,155	28,298
Getty Images Holdings, Inc.(a)	1,251	5,192
Gogo, Inc.(a)	386	3,389
Gray Television, Inc.	252	1,593
IAC, Inc.(a)	349	18,616
IDT Corp. - Class B	119	4,499
Interpublic Group of Cos., Inc.	1,947	63,531
Iridium Communications, Inc.	606	15,853
John Wiley & Sons, Inc. - Class A	200	7,626
Liberty Broadband Corp. - Class A(a)	85	4,855
Liberty Broadband Corp. - Class C(a)	597	34,166
Liberty Broadband, Inc. - Class C(a)(c)	411	0
Liberty Latin America Ltd. - Class C(a)	634	4,432
Liberty Media Corp.- Liberty Formula One - Class C(a)(b)	999	65,534
Liberty Media Corp.-Liberty Live - Class A(a)	95	4,023
Liberty Media Corp.-Liberty Live - Class C(a)	313	13,716
Liberty Media Corp.-Liberty SiriusXM(a)	935	27,779
Liberty Media Corp.-Liberty SiriusXM(a)	452	13,424
Lions Gate Entertainment Corp. - Class A(a)	399	3,970
Lions Gate Entertainment Corp. - Class B(a)	784	7,299
Live Nation Entertainment, Inc.(a)	703	74,356
Madison Square Garden Entertainment Corp.(a)	192	7,528
Madison Square Garden Sports Corp.(a)	93	17,160
Magnite, Inc.(a)	700	7,525
Match Group, Inc.(a)	1,360	49,341
Meta Platforms, Inc. - Class A	11,487	5,577,856
Netflix, Inc.(a)	2,250	1,366,493
News Corp. - Class A	1,983	51,915
News Corp. - Class B	576	15,587
Nexstar Media Group, Inc. - Class A	178	30,668
Omnicom Group, Inc.	992	95,986
Paramount Global - Class B(b)	2,908	34,227
Pinterest, Inc. - Class A(a)	2,918	101,167
PubMatic, Inc. - Class A(a)	268	6,357
QuinStreet, Inc.(a)	121	2,137
ROBLOX Corp. - Class A(a)	2,400	91,632
Roku, Inc.(a)	601	39,167
Rumble, Inc.(a)(b)	175	1,414
Scholastic Corp.	152	5,732
Shenandoah Telecommunications Co.	300	5,211
Shutterstock, Inc.	122	5,589
Sinclair, Inc.	166	2,236
Snap, Inc. - Class A(a)	5,027	57,710
Sphere Entertainment Co.(a)	192	9,423
Stagwell, Inc.(a)	683	4,248
Taboola.com Ltd.(a)	877	3,894
Take-Two Interactive Software, Inc.(a)	783	116,268
TechTarget, Inc.(a)	144	4,764
TEGNA, Inc.	917	13,700
Telephone and Data Systems, Inc.	391	6,264
The EW Scripps Co. - Class A(a)	175	688
The Marcus Corp.	100	1,426
The New York Times Co. - Class A	782	33,798
The Trade Desk, Inc. - Class A(a)	2,438	213,130
The Walt Disney Co.	9,319	1,140,273
Thryv Holdings, Inc.(a)	239	5,313
TKO Group Holdings, Inc.	212	18,319
T-Mobile US, Inc.	2,400	391,728
TripAdvisor, Inc.(a)	616	17,119
United States Cellular Corp.(a)	114	4,161
Verizon Communications, Inc.	21,305	893,958
Vimeo, Inc.(a)	1,060	4,335
Warner Bros Discovery, Inc.(a)	11,152	97,357
Warner Music Group Corp. - Class A	618	20,406
WideOpenWest, Inc.(a)	194	702
Yelp, Inc.(a)	351	13,829
Ziff Davis, Inc.(a)	258	16,264
ZipRecruiter, Inc. - Class A(a)	326	3,746
ZoomInfo Technologies, Inc.(a)	1,580	25,327
		21,475,391

Consumer Discretionary - 10.2%
Abercrombie & Fitch Co. - Class A(a)	248	31,082
Academy Sports & Outdoors, Inc.	357	24,112
Accel Entertainment, Inc.(a)	75	884
Acushnet Holdings Corp.	172	11,343
Adient PLC(a)	490	16,131
ADT, Inc.	1,375	9,240
Adtalem Global Education, Inc.(a)	183	9,406
Advance Auto Parts, Inc.	314	26,718
Airbnb, Inc. - Class A(a)	2,102	346,746
Amazon.com, Inc.(a)	45,833	8,267,356
American Axle & Manufacturing Holdings, Inc.(a)	626	4,607
American Eagle Outfitters, Inc.	873	22,515
Aramark	1,263	41,073
Arhaus, Inc.	360	5,540
Arko Corp.	521	2,970
Asbury Automotive Group, Inc.(a)	103	24,285
Autoliv, Inc.	416	50,099
AutoNation, Inc.(a)	152	25,168
AutoZone, Inc.(a)	91	286,800
Bally's Corp.(a)	172	2,398
Bath & Body Works, Inc.	1,145	57,273
Beazer Homes USA, Inc.(a)	200	6,560
Best Buy Co., Inc.	1,003	82,276
Beyond, Inc.(a)	240	8,618
Big Lots, Inc.	200	866
BJ's Restaurants, Inc.(a)	68	2,460
Bloomin' Brands, Inc.	357	10,239
Booking Holdings, Inc.	179	649,390
Boot Barn Holdings, Inc.(a)	154	14,653
BorgWarner, Inc.	1,234	42,869
Bowlero Corp.(b)	519	7,110
Boyd Gaming Corp.	387	26,053
Bright Horizons Family Solutions, Inc.(a)	300	34,008
Brinker International, Inc.(a)	175	8,694
Brunswick Corp.	364	35,133
Burlington Stores, Inc.(a)	324	75,230
Caesars Entertainment, Inc.(a)	1,048	45,840
Caleres, Inc.	186	7,632
Camping World Holdings, Inc. - Class A	203	5,654
CarMax, Inc.(a)	815	70,995
Carnival Corp.(a)	5,125	83,743
Carter's, Inc.	172	14,565
Carvana Co.(a)	625	54,944
Cava Group, Inc.(a)	414	29,001
Cavco Industries, Inc.(a)	45	17,958
Century Communities, Inc.	128	12,352
Chegg, Inc.(a)	740	5,602
Chewy, Inc. - Class A(a)	496	7,891
Chipotle Mexican Grill, Inc.(a)	138	401,133
Choice Hotels International, Inc.(b)	158	19,963
Churchill Downs, Inc.	332	41,085
Chuy's Holdings, Inc.(a)	145	4,891
Columbia Sportswear Co.	163	13,232
Coupang, Inc.(a)	5,877	104,552
Coursera, Inc.(a)	645	9,043
Cracker Barrel Old Country Store, Inc.	93	6,764
Crocs, Inc.(a)	317	45,585
Dana, Inc.	900	11,430
Darden Restaurants, Inc.	610	101,962
Dave & Buster's Entertainment, Inc.(a)	222	13,897
Deckers Outdoor Corp.(a)	130	122,364
Denny's Corp.(a)	90	806
Designer Brands, Inc. - Class A	303	3,312
Dick's Sporting Goods, Inc.	297	66,783
Dillard's, Inc. - Class A	38	17,922
Dine Brands Global, Inc.	78	3,625
Domino's Pizza, Inc.	175	86,954
DoorDash, Inc. - Class A(a)	1,316	181,240
Dorman Products, Inc.(a)	235	22,652
DR Horton, Inc.	1,486	244,521
DraftKings, Inc. - Class A(a)	2,172	98,631
Dream Finders Homes, Inc. - Class A(a)	193	8,440
Duolingo, Inc.(a)	181	39,925
Dutch Bros, Inc. - Class A(a)	295	9,735
eBay, Inc.	2,694	142,189
Ethan Allen Interiors, Inc.	52	1,798
Etsy, Inc.(a)	610	41,919
European Wax Center, Inc. - Class A(a)	33	428
Everi Holdings, Inc.(a)	548	5,507
Expedia Group, Inc.(a)	774	106,619
Figs, Inc. - Class A(a)	673	3,352
First Watch Restaurant Group, Inc.(a)	195	4,801
Five Below, Inc.(a)	284	51,512
Floor & Decor Holdings, Inc. - Class A(a)	522	67,662
Foot Locker, Inc.	475	13,538
Ford Motor Co.	20,511	272,386
Fox Factory Holding Corp.(a)	225	11,716
Frontdoor, Inc.(a)	358	11,664
Funko, Inc. - Class A(a)	237	1,479
GameStop Corp. - Class A(a)(b)	1,424	17,828
Gap, Inc.	1,034	28,487
General Motors Co.	7,020	318,357
Genesco, Inc.(a)	118	3,321
Gentex Corp.	1,120	40,454
Gentherm, Inc.(a)	127	7,313
Genuine Parts Co.	706	109,381
G-III Apparel Group Ltd.(a)	165	4,787
Global Business Travel Group(a)	1,422	8,546
Golden Entertainment, Inc.	100	3,683
Graham Holdings Co. - Class B	20	15,354
Grand Canyon Education, Inc.(a)	139	18,933
Green Brick Partners, Inc.(a)	259	15,600
Group 1 Automotive, Inc.	70	20,456
Guess?, Inc.	138	4,343
H&R Block, Inc.	749	36,783
Hanesbrands, Inc.(a)	1,393	8,079
Harley-Davidson, Inc.	651	28,475
Hasbro, Inc.	672	37,981
Haverty Furniture Cos., Inc.	125	4,265
Helen of Troy Ltd.(a)	127	14,635
Hibbett, Inc.	91	6,990
Hilton Grand Vacations, Inc.(a)	346	16,335
Hilton Worldwide Holdings, Inc.	1,290	275,170
Hovnanian Enterprises, Inc. - Class A(a)	25	3,924
Hyatt Hotels Corp. - Class A	214	34,159
Installed Building Products, Inc.	125	32,341
iRobot Corp.(a)	167	1,463
Jack in the Box, Inc.	88	6,026
KB Home	375	26,580
Kohl's Corp.	555	16,178
Kontoor Brands, Inc.	268	16,147
Krispy Kreme, Inc.	424	6,460
Kura Sushi USA, Inc. - Class A(a)	62	7,140
Las Vegas Sands Corp.	1,846	95,438
Laureate Education, Inc.	494	7,198
La-Z-Boy, Inc.	228	8,577
LCI Industries	109	13,414
Lear Corp.	311	45,058
Leggett & Platt, Inc.	706	13,520
Lennar Corp. - Class A	1,264	217,383
Leslie's, Inc.(a)	854	5,551
Levi Strauss & Co. - Class A	499	9,975
LGI Homes, Inc.(a)	109	12,684
Life Time Group Holdings, Inc.(a)	332	5,153
Light & Wonder, Inc. - Class A(a)	438	44,715
Lithia Motors, Inc.	140	42,120
LKQ Corp.	1,351	72,157
Lowe's Cos., Inc.	2,947	750,688
Lululemon Athletica, Inc.(a)	560	218,764
M/I Homes, Inc.(a)	144	19,626
Macy's, Inc.	1,219	24,368
Malibu Boats, Inc. - Class A(a)	86	3,722
MarineMax, Inc.(a)	165	5,488
Marriott International, Inc. - Class A	1,269	320,181
Marriott Vacations Worldwide Corp.	155	16,698
Mattel, Inc.(a)	1,652	32,726
McDonald's Corp.	3,693	1,041,240
MDC Holdings, Inc.	245	15,413
Meritage Homes Corp.	171	30,004
MGM Resorts International(a)	1,468	69,304
Mister Car Wash, Inc.(a)	341	2,643
Modine Manufacturing Co.(a)	227	21,608
Mohawk Industries, Inc.(a)	266	34,817
Monarch Casino & Resort, Inc.	82	6,149
Monro, Inc.	167	5,267
Movado Group, Inc.	152	4,245
Murphy USA, Inc.	96	40,243
National Vision Holdings, Inc.(a)	396	8,775
Newell Brands, Inc.	2,053	16,486
NIKE, Inc. - Class B	6,064	569,894
Nordstrom, Inc.	386	7,824
Norwegian Cruise Line Holdings Ltd.(a)	2,074	43,409
NVR, Inc.(a)	16	129,599
ODP Corp.(a)	176	9,337
Ollie's Bargain Outlet Holdings, Inc.(a)	289	22,996
O'Reilly Automotive, Inc.(a)	304	343,180
Oxford Industries, Inc.	60	6,744
Papa John's International, Inc.	173	11,522
Patrick Industries, Inc.	123	14,695
Peloton Interactive, Inc. - Class A(a)	2,543	10,897
Penn Entertainment, Inc.(a)	842	15,333
Penske Automotive Group, Inc.	102	16,523
Perdoceo Education Corp.	208	3,652
Phinia, Inc.	219	8,416
Planet Fitness, Inc. - Class A(a)	440	27,557
Polaris, Inc.	291	29,135
Pool Corp.	190	76,665
Portillo's, Inc. - Class A(a)	238	3,375
PulteGroup, Inc.	1,102	132,923
PVH Corp.	315	44,292
QuantumScape Corp.(a)(b)	2,099	13,203
Ralph Lauren Corp.	196	36,801
RCI Hospitality Holdings, Inc.	72	4,176
Red Rock Resorts, Inc. - Class A	263	15,733
Revolve Group, Inc.(a)(b)	216	4,573
RH(a)	69	24,030
Rivian Automotive, Inc. - Class A(a)	3,586	39,267
Ross Stores, Inc.	1,679	246,410
Royal Caribbean Cruises Ltd.(a)	1,196	166,256
Sabre Corp.(a)	1,788	4,327
Sally Beauty Holdings, Inc.(a)	700	8,694
Savers Value Village, Inc.(a)	813	15,675
SeaWorld Entertainment, Inc.(a)	355	19,955
Service Corp. International	729	54,099
Shake Shack, Inc. - Class A(a)	200	20,806
SharkNinja, Inc.	361	22,487
Shoe Carnival, Inc.	120	4,397
Signet Jewelers Ltd.	218	21,815
Six Flags Entertainment Corp.(a)	327	8,607
Skechers USA, Inc. - Class A(a)	709	43,433
Skyline Champion Corp.(a)	304	25,843
Sleep Number Corp.(a)	90	1,443
Sonic Automotive, Inc. - Class A	30	1,708
Sonos, Inc.(a)	508	9,682
Standard Motor Products, Inc.	43	1,443
Starbucks Corp.	5,630	514,525
Steven Madden Ltd.	349	14,756
Stoneridge, Inc.(a)	18	332
Strategic Education, Inc.	109	11,349
Stride, Inc.(a)	186	11,727
Sturm Ruger & Co., Inc.	93	4,292
Sweetgreen, Inc. - Class A(a)	430	10,862
Tapestry, Inc.	1,107	52,560
Taylor Morrison Home Corp.(a)	532	33,074
Tempur Sealy International, Inc.	859	48,808
Tesla, Inc.(a)	14,023	2,465,102
Texas Roadhouse, Inc.	332	51,284
The Aaron's Co., Inc.	200	1,500
The Buckle, Inc.	161	6,483
The Cheesecake Factory, Inc.	300	10,845
The Goodyear Tire & Rubber Co.(a)	1,558	21,391
The Home Depot, Inc.	5,070	1,944,851
The TJX Cos., Inc.	5,837	591,988
The Wendy's Co.	881	16,598
Thor Industries, Inc.	240	28,162
Toll Brothers, Inc.	540	69,860
TopBuild Corp.(a)	162	71,398
Topgolf Callaway Brands Corp.(a)	650	10,511
Tractor Supply Co.	548	143,423
Travel + Leisure Co.	382	18,703
Tri Pointe Homes, Inc.(a)	522	20,181
Udemy, Inc.(a)	372	4,085
Ulta Beauty, Inc.(a)	246	128,628
Under Armour, Inc. - Class A(a)	706	5,210
Under Armour, Inc. - Class C(a)	595	4,248
Universal Technical Institute, Inc.(a)	300	4,782
Upbound Group, Inc.	194	6,831
Urban Outfitters, Inc.(a)	277	12,027
Vail Resorts, Inc.	197	43,898
Valvoline, Inc.(a)	693	30,887
VF Corp.	1,979	30,358
Victoria's Secret & Co.(a)	336	6,512
Vista Outdoor, Inc.(a)	388	12,719
Visteon Corp.(a)	149	17,524
Vizio Holding Corp. - Class A(a)	594	6,498
Warby Parker, Inc. - Class A(a)	541	7,363
Wayfair, Inc. - Class A(a)	410	27,831
Whirlpool Corp.	272	32,539
Williams-Sonoma, Inc.	318	100,975
Wingstop, Inc.	142	52,029
Winmark Corp.	20	7,234
Winnebago Industries, Inc.	175	12,950
Wolverine World Wide, Inc.	533	5,975
Worthington Enterprises, Inc.	191	11,886
WW International, Inc.(a)	440	814
Wyndham Hotels & Resorts, Inc.	437	33,540
Wynn Resorts Ltd.	481	49,173
XPEL, Inc.(a)	88	4,754
YETI Holdings, Inc.(a)	494	19,044
Yum! Brands, Inc.	1,413	195,912
		26,914,093

Consumer Staples - 5.5%
Albertsons Cos., Inc. - Class A	1,815	38,914
Altria Group, Inc.	9,064	395,372
Archer-Daniels-Midland Co.	2,662	167,200
B&G Foods, Inc.	250	2,860
BellRing Brands, Inc.(a)	626	36,953
Beyond Meat, Inc.(a)	390	3,229
BJ's Wholesale Club Holdings, Inc.(a)	651	49,248
Brown-Forman Corp. - Class B	1,547	79,856
Bunge Global SA	756	77,506
Calavo Growers, Inc.	158	4,394
Cal-Maine Foods, Inc.	201	11,829
Campbell Soup Co.	969	43,072
Casey's General Stores, Inc.	186	59,232
Celsius Holdings, Inc.(a)	728	60,366
Central Garden & Pet Co. - Class A(a)	206	7,606
Church & Dwight Co., Inc.	1,230	128,301
Coca-Cola Co.	21,696	1,327,360
Coca-Cola Consolidated, Inc.	22	18,621
Colgate-Palmolive Co.	4,189	377,219
Conagra Brands, Inc.	2,366	70,128
Constellation Brands, Inc. - Class A	851	231,268
Costco Wholesale Corp.	2,246	1,645,486
Coty, Inc. - Class A(a)	2,437	29,147
Darling Ingredients, Inc.(a)	753	35,022
Dole PLC	419	4,999
Dollar General Corp.	1,112	173,539
Dollar Tree, Inc.(a)	1,115	148,462
Edgewell Personal Care Co.	275	10,626
elf Beauty, Inc.(a)	257	50,380
Energizer Holdings, Inc.	355	10,451
Flowers Foods, Inc.	1,066	25,318
Fresh Del Monte Produce, Inc.	329	8,524
Freshpet, Inc.(a)	222	25,721
General Mills, Inc.	2,977	208,301
Grocery Outlet Holding Corp.(a)	407	11,713
Herbalife Ltd.(a)	328	3,296
Hormel Foods Corp.	1,413	49,300
Ingles Markets, Inc. - Class A	56	4,294
Ingredion, Inc.	309	36,107
Inter Parfums, Inc.	111	15,597
J & J Snack Foods Corp.	84	12,143
John B Sanfilippo & Son, Inc.	24	2,542
Kellanova	1,467	84,044
Kenvue, Inc.	8,697	186,638
Keurig Dr Pepper, Inc.	4,989	153,013
Kimberly-Clark Corp.	1,731	223,905
Lamb Weston Holdings, Inc.	739	78,726
Lancaster Colony Corp.	91	18,894
McCormick & Co., Inc.	1,277	98,086
Medifast, Inc.	73	2,797
MGP Ingredients, Inc.	71	6,115
Mission Produce, Inc.(a)	336	3,988
Molson Coors Beverage Co. - Class B	963	64,762
Mondelez International, Inc. - Class A	6,989	489,230
Monster Beverage Corp.(a)	3,799	225,205
National Beverage Corp.(a)(b)	92	4,366
Nu Skin Enterprises, Inc. - Class A	325	4,495
PepsiCo, Inc.	7,001	1,225,245
Performance Food Group Co.(a)	763	56,950
Philip Morris International, Inc.	7,890	722,882
Pilgrim's Pride Corp.(a)	231	7,928
Post Holdings, Inc.(a)	231	24,551
PriceSmart, Inc.	115	9,660
Reynolds Consumer Products, Inc.	328	9,368
Seaboard Corp.	1	3,224
SpartanNash Co.	169	3,415
Spectrum Brands Holdings, Inc.	158	14,064
Sprouts Farmers Market, Inc.(a)	544	35,077
Sysco Corp.	2,543	206,441
Target Corp.	2,333	413,431
The Andersons, Inc.	195	11,187
The Boston Beer Co., Inc. - Class A(a)	50	15,221
The Chefs' Warehouse, Inc.(a)	129	4,858
The Clorox Co.	616	94,316
The Duckhorn Portfolio, Inc.(a)	229	2,132
The Estee Lauder Cos., Inc. - Class A	1,163	179,276
The Hain Celestial Group, Inc.(a)	600	4,716
The Hershey Co.	755	146,848
The J M Smucker Co.	525	66,082
The Kraft Heinz Co.	5,650	208,485
The Kroger Co.	3,601	205,725
The Procter & Gamble Co.	11,974	1,942,781
The Simply Good Foods Co.(a)	418	14,225
The Vita Coco Co., Inc.(a)	205	5,008
Tootsie Roll Industries, Inc.	27	865
TreeHouse Foods, Inc.(a)	298	11,607
Tyson Foods, Inc. - Class A	1,529	89,798
United Natural Foods, Inc.(a)	297	3,413
Universal Corp.	109	5,637
US Foods Holding Corp.(a)	1,262	68,110
USANA Health Sciences, Inc.(a)	87	4,220
Utz Brands, Inc.	259	4,776
Vector Group Ltd.	529	5,798
Walgreens Boots Alliance, Inc.	3,650	79,169
Walmart, Inc.	21,777	1,310,321
WD-40 Co.	72	18,238
Weis Markets, Inc.	68	4,379
WK Kellogg Co.	419	7,877
		14,593,070

Energy - 4.1%
Antero Midstream Corp.	1,528	21,484
Antero Resources Corp.(a)	1,436	41,644
APA Corp.	1,536	52,808
Archrock, Inc.	633	12,451
Ardmore Shipping Corp.	262	4,302
Baker Hughes Co.	5,175	173,363
Berry Corp.	667	5,369
Bristow Group, Inc.(a)	100	2,720
Cactus, Inc. - Class A	322	16,129
California Resources Corp.	314	17,301
Callon Petroleum Co.(a)	265	9,476
Centrus Energy Corp. - Class A(a)	99	4,111
ChampionX Corp.	915	32,839
Cheniere Energy, Inc.	1,185	191,117
Chesapeake Energy Corp.(b)	567	50,367
Chevron Corp.	9,879	1,558,313
Chord Energy Corp.	209	37,252
Civitas Resources, Inc.	388	29,453
CNX Resources Corp.(a)	862	20,447
Comstock Resources, Inc.(b)	349	3,239
ConocoPhillips	6,068	772,334
CONSOL Energy, Inc.	151	12,648
Core Laboratories, Inc.	251	4,287
Coterra Energy, Inc.	3,761	104,857
Crescent Energy Co. - Class A	315	3,749
CVR Energy, Inc.	539	19,221
Delek US Holdings, Inc.	301	9,253
Devon Energy Corp.	3,263	163,737
Diamond Offshore Drilling, Inc.(a)	459	6,261
Diamondback Energy, Inc.	848	168,048
Dorian LPG Ltd.	219	8,423
Dril-Quip, Inc.(a)	145	3,267
DT Midstream, Inc.	511	31,222
Encore Energy Corp.(a)	1,030	4,511
EOG Resources, Inc.	2,981	381,091
EQT Corp.	1,869	69,284
Equitrans Midstream Corp.	2,321	28,989
Excelerate Energy, Inc. - Class A	203	3,252
Expro Group Holdings NV(a)	554	11,063
Exxon Mobil Corp.	20,504	2,383,384
Green Plains, Inc.(a)	300	6,936
Gulfport Energy Corp.(a)	95	15,211
Halliburton Co.	4,575	180,347
Helix Energy Solutions Group, Inc.(a)	525	5,691
Helmerich & Payne, Inc.	437	18,380
Hess Corp.	1,400	213,696
HF Sinclair Corp.	802	48,417
International Seaways, Inc.	208	11,066
Kinder Morgan, Inc.	9,725	178,357
Kinetik Holdings, Inc.	131	5,223
KLX Energy Services Holdings, Inc.(a)	66	511
Kosmos Energy Ltd.(a)	2,396	14,280
Liberty Energy, Inc.	843	17,467
Magnolia Oil & Gas Corp. - Class A	901	23,381
Marathon Oil Corp.	2,979	84,425
Marathon Petroleum Corp.	2,026	408,238
Matador Resources Co.	583	38,927
Murphy Oil Corp.	792	36,194
Nabors Industries Ltd.(a)	48	4,134
New Fortress Energy, Inc.	540	16,519
Newpark Resources, Inc.(a)	729	5,263
NextDecade Corp.(a)	760	4,317
Northern Oil and Gas, Inc.	500	19,840
NOV, Inc.	2,086	40,719
Occidental Petroleum Corp.	4,483	291,350
Oceaneering International, Inc.(a)	527	12,332
ONEOK, Inc.	2,952	236,662
Ovintiv, Inc.	1,258	65,290
Par Pacific Holdings, Inc.(a)	350	12,971
Patterson-UTI Energy, Inc.	1,757	20,979
PBF Energy, Inc. - Class A	558	32,124
Peabody Energy Corp.(b)	733	17,783
Permian Resources Corp.	2,108	37,227
Phillips 66	2,256	368,495
Pioneer Natural Resources Co.	1,175	308,438
ProPetro Holding Corp.(a)	504	4,072
Range Resources Corp.	1,174	40,421
REX American Resources Corp.(a)	114	6,693
RPC, Inc.	625	4,838
Schlumberger NV	7,218	395,619
Select Water Solutions, Inc.	615	5,676
SFL Corp. Ltd.	575	7,579
SilverBow Resources, Inc.(a)	163	5,565
Sitio Royalties Corp. - Class A	319	7,886
SM Energy Co.	630	31,406
Southwestern Energy Co.(a)	5,040	38,203
Talos Energy, Inc.(a)	634	8,832
Targa Resources Corp.	1,130	126,549
Teekay Corp.(a)	486	3,538
TETRA Technologies, Inc.(a)	1,079	4,780
Texas Pacific Land Corp.	123	71,157
The Williams Cos., Inc.	6,225	242,588
Tidewater, Inc.(a)	230	21,160
Uranium Energy Corp.(a)	1,873	12,643
US Silica Holdings, Inc.(a)	456	5,659
Valaris Ltd.(a)	351	26,416
Valero Energy Corp.	1,789	305,364
Vital Energy, Inc.(a)	85	4,466
Vitesse Energy, Inc.	10	237
Weatherford International PLC(a)	360	41,551
World Kinect Corp.	203	5,369
		10,702,523

Financials - 13.3%
1st Source Corp.	103	5,399
Affiliated Managers Group, Inc.	160	26,795
Affirm Holdings, Inc.(a)	1,109	41,321
Aflac, Inc.	2,706	232,337
Ally Financial, Inc.	1,503	61,007
AlTi Global, Inc.(a)	1,759	9,956
A-Mark Precious Metals, Inc.	160	4,910
Ambac Financial Group, Inc.(a)	148	2,313
Amerant Bancorp, Inc.	194	4,518
American Equity Investment Life Holding Co.(a)	361	20,295
American Express Co.	3,732	849,739
American Financial Group, Inc.	395	53,910
American International Group, Inc.	3,608	282,037
Ameriprise Financial, Inc.	567	248,595
Ameris Bancorp	300	14,514
AMERISAFE, Inc.	107	5,368
Aon PLC - Class A	1,018	339,726
Apollo Global Management, Inc.	2,011	226,137
Arch Capital Group Ltd.(a)	1,831	169,257
Arthur J Gallagher & Co.	1,081	270,293
Artisan Partners Asset Management, Inc. - Class A	815	37,303
AssetMark Financial Holdings, Inc.(a)	202	7,153
Associated Banc-Corp.	670	14,412
Assurant, Inc.	258	48,566
Assured Guaranty Ltd.	274	23,907
Atlantic Union Bankshares Corp.	322	11,370
AvidXchange Holdings, Inc.(a)	628	8,258
Axis Capital Holdings Ltd.	380	24,708
Axos Financial, Inc.(a)	270	14,591
B Riley Financial, Inc.(b)	247	5,229
Banc of California, Inc.	801	12,183
BancFirst Corp.	115	10,123
Banco Latinoamericano de Comercio Exterior SA	226	6,694
Bank First Corp.	22	1,907
Bank of America Corp.	40,454	1,534,015
Bank of Hawaii Corp.	217	13,539
Bank of New York Mellon Corp.	4,023	231,805
Bank of NT Butterfield & Son Ltd.(b)	250	7,998
Bank OZK	548	24,912
BankUnited, Inc.	414	11,592
Banner Corp.	180	8,640
Berkshire Hathaway, Inc. - Class A(a)	1	634,440
Berkshire Hathaway, Inc. - Class B(a)	6,629	2,787,626
Berkshire Hills Bancorp, Inc.	300	6,876
BGC Group, Inc. - Class A	1,563	12,145
BlackRock, Inc.	793	661,123
Block, Inc.(a)	2,715	229,635
Blue Owl Capital, Inc. - Class A	4,652	87,737
BOK Financial Corp.	119	10,948
Bread Financial Holdings, Inc.	303	11,284
Brighthouse Financial, Inc.(a)	294	15,153
Brookline Bancorp, Inc.	500	4,980
Brown & Brown, Inc.	1,180	103,297
BRP Group, Inc. - Class A(a)	317	9,174
Business First Bancshares, Inc.	30	668
Byline Bancorp, Inc.	146	3,171
Cadence Bank	846	24,534
Cambridge Bancorp	61	4,158
Camden National Corp.	115	3,855
Cannae Holdings, Inc.(a)	369	8,207
Cantaloupe, Inc.(a)	345	2,218
Capital One Financial Corp.	1,894	281,998
Capitol Federal Financial, Inc.	420	2,503
Cass Information Systems, Inc.	101	4,865
Cathay General Bancorp	343	12,976
Cboe Global Markets, Inc.	546	100,317
Central Pacific Financial Corp.	231	4,562
Cincinnati Financial Corp.	781	96,977
Citigroup, Inc.	9,770	617,855
Citizens Financial Group, Inc.	2,319	84,157
City Holding Co.	74	7,712
Claros Mortgage Trust, Inc.	652	6,364
CME Group, Inc.	1,845	397,210
CNA Financial Corp.	1,385	62,907
CNB Financial Corp.	205	4,180
CNO Financial Group, Inc.	601	16,515
Cohen & Steers, Inc.	363	27,911
Coinbase Global, Inc. - Class A(a)	1,108	293,753
Columbia Banking System, Inc.	976	18,886
Columbia Financial, Inc.(a)	232	3,993
Comerica, Inc.	673	37,008
Commerce Bancshares, Inc.	604	32,133
Community Bank System, Inc.	299	14,361
Community Trust Bancorp, Inc.	110	4,692
ConnectOne Bancorp, Inc.	180	3,510
Corebridge Financial, Inc.	1,023	29,391
Corpay, Inc.(a)	358	110,457
Crawford & Co. - Class A	75	707
Credit Acceptance Corp.(a)	40	22,062
CrossFirst Bankshares, Inc.(a)	82	1,135
Cullen/Frost Bankers, Inc.	304	34,221
Customers Bancorp, Inc.(a)	121	6,420
CVB Financial Corp.	789	14,076
Diamond Hill Investment Group, Inc.	103	15,880
Dime Community Bancshares, Inc.	140	2,696
Discover Financial Services	1,236	162,027
Donnelley Financial Solutions, Inc.(a)	159	9,860
Eagle Bancorp, Inc.	194	4,557
East West Bancorp, Inc.	687	54,349
Eastern Bankshares, Inc.	662	9,122
eHealth, Inc.(a)	175	1,055
Employers Holdings, Inc.	179	8,125
Enact Holdings, Inc.	212	6,610
Encore Capital Group, Inc.(a)	154	7,024
Enova International, Inc.(a)	136	8,545
Enstar Group Ltd.(a)	57	17,713
Enterprise Financial Services Corp.	202	8,193
Equitable Holdings, Inc.	1,794	68,190
Equity Bancshares, Inc. - Class A	150	5,156
Erie Indemnity Co. - Class A	123	49,393
Euronet Worldwide, Inc.(a)	251	27,592
Evercore, Inc. - Class A	218	41,985
Everest Group Ltd.	170	67,575
EZCORP, Inc. - Class A(a)	424	4,804
F&G Annuities & Life, Inc.	635	25,749
FactSet Research Systems, Inc.	194	88,152
Farmers National Banc Corp.	315	4,208
FB Financial Corp.	189	7,118
Federal Agricultural Mortgage Corp. - Class C	49	9,647
Federated Hermes, Inc. - Class B	481	17,374
Fidelity National Financial, Inc.	1,721	91,385
Fidelity National Information Services, Inc.	3,029	224,691
Fifth Third Bancorp	3,450	128,375
First American Financial Corp.	527	32,173
First BanCorp/Puerto Rico	978	17,154
First Bancorp/Southern Pines NC	156	5,635
First Busey Corp.	325	7,816
First Citizens BancShares, Inc. - Class A	52	85,020
First Commonwealth Financial Corp.	429	5,972
First Community Bankshares, Inc.	51	1,766
First Financial Bancorp	510	11,434
First Financial Bankshares, Inc.	730	23,951
First Financial Corp.	100	3,833
First Foundation, Inc.	478	3,609
First Hawaiian, Inc.	541	11,880
First Horizon Corp.	2,842	43,767
First Interstate BancSystem, Inc. - Class A	446	12,136
First Merchants Corp.	303	10,575
First Mid Bancshares, Inc.	165	5,392
FirstCash Holdings, Inc.	171	21,809
Fiserv, Inc.(a)	3,058	488,730
Flushing Financial Corp.	249	3,140
Flywire Corp.(a)	607	15,060
FNB Corp.	1,919	27,058
Franklin Resources, Inc.	2,387	67,099
Fulton Financial Corp.	889	14,126
Genworth Financial, Inc. - Class A(a)	2,084	13,400
German American Bancorp, Inc.	80	2,771
Glacier Bancorp, Inc.	550	22,154
Global Payments, Inc.	1,304	174,293
Globe Life, Inc.	466	54,228
Goosehead Insurance, Inc. - Class A(a)	134	8,927
Great Southern Bancorp, Inc.	85	4,660
Green Dot Corp. - Class A(a)	15	140
Hagerty, Inc. - Class A(a)	252	2,306
Hamilton Lane, Inc. - Class A	412	46,457
Hancock Whitney Corp.	401	18,462
Hanmi Financial Corp.(b)	200	3,184
HarborOne Bancorp, Inc.	359	3,827
Hartford Financial Services Group, Inc.	1,530	157,667
HCI Group, Inc.	47	5,456
Heartland Financial USA, Inc.	190	6,679
Heritage Commerce Corp.	466	3,998
Heritage Financial Corp.	184	3,568
Hilltop Holdings, Inc.	509	15,942
Home BancShares, Inc.	950	23,342
HomeStreet, Inc.	165	2,483
Hope Bancorp, Inc.	702	8,080
Horace Mann Educators Corp.	249	9,211
Horizon Bancorp, Inc.	262	3,361
Houlihan Lokey, Inc.	266	34,099
Huntington Bancshares, Inc.	7,149	99,729
I3 Verticals, Inc. - Class A(a)	4	92
Independent Bank Corp.	244	12,693
Independent Bank Corp.	171	4,335
Independent Bank Group, Inc.	190	8,674
Interactive Brokers Group, Inc. - Class A	500	55,855
Intercontinental Exchange, Inc.	2,891	397,310
International Bancshares Corp.	280	15,719
International Money Express, Inc.(a)	206	4,703
Invesco Ltd.	5,973	99,092
Jack Henry & Associates, Inc.	358	62,195
Jackson Financial, Inc. - Class A	376	24,869
Jefferies Financial Group, Inc.	1,874	82,643
JPMorgan Chase & Co.	14,657	2,935,796
Kearny Financial Corp.	459	2,956
Kemper Corp.	300	18,576
KeyCorp	4,743	74,987
Kinsale Capital Group, Inc.	107	56,147
Lakeland Bancorp, Inc.	545	6,595
Lakeland Financial Corp.	98	6,499
Lazard, Inc.	581	24,326
Lemonade, Inc.(a)(b)	362	5,940
LendingClub Corp.(a)	494	4,342
LendingTree, Inc.(a)	54	2,286
Lincoln National Corp.	867	27,683
Live Oak Bancshares, Inc.	223	9,257
Loews Corp.	955	74,767
LPL Financial Holdings, Inc.	381	100,660
M&T Bank Corp.	846	123,042
Markel Group, Inc.(a)	65	98,896
MarketAxess Holdings, Inc.	214	46,920
Marqeta, Inc. - Class A(a)	2,028	12,087
Marsh & McLennan Cos., Inc.	2,503	515,568
Mastercard, Inc. - Class A	4,216	2,030,298
Mercantile Bank Corp.	108	4,157
Merchants Bancorp	103	4,448
Mercury General Corp.	82	4,231
MetLife, Inc.	3,198	237,004
Metropolitan Bank Holding Corp.(a)	75	2,888
MGIC Investment Corp.	1,513	33,831
Midland States Bancorp, Inc.	35	880
Moelis & Co. - Class A	748	42,464
Moody's Corp.	981	385,562
Morgan Stanley	6,652	626,352
Morningstar, Inc.	134	41,322
Mr Cooper Group, Inc.(a)	330	25,724
MSCI, Inc.	416	233,147
Nasdaq, Inc.	3,126	197,251
National Bank Holdings Corp. - Class A	156	5,627
National Western Life Group, Inc. - Class A	12	5,904
Navient Corp.	669	11,641
NBT Bancorp, Inc.	200	7,336
NCR Atleos Corp.(a)	320	6,320
Nelnet, Inc. - Class A	73	6,909
NerdWallet, Inc. - Class A(a)	275	4,043
New York Community Bancorp, Inc.(b)	3,476	11,193
Nicolet Bankshares, Inc.	38	3,268
NMI Holdings, Inc. - Class A(a)	394	12,742
Northern Trust Corp.	1,033	91,854
Northfield Bancorp, Inc.	338	3,285
Northwest Bancshares, Inc.	517	6,023
NU Holdings Ltd. - Class A(a)	12,782	152,488
OceanFirst Financial Corp.	100	1,641
OFG Bancorp	211	7,767
Old National Bancorp	1,596	27,786
Old Republic International Corp.	1,283	39,414
Old Second Bancorp, Inc.	369	5,107
OneMain Holdings, Inc.	618	31,574
Open Lending Corp.(a)	1,914	11,982
Origin Bancorp, Inc.	124	3,874
Oscar Health, Inc. - Class A(a)	742	11,034
Pacific Premier Bancorp, Inc.	489	11,736
Pagseguro Digital Ltd. - Class A(a)	899	12,838
Palomar Holdings, Inc.(a)	121	10,143
Park National Corp.	87	11,819
Pathward Financial, Inc.	106	5,351
Patria Investments Ltd. - Class A	2,012	29,858
Payoneer Global, Inc.(a)	885	4,301
PayPal Holdings, Inc.(a)	5,509	369,048
Peapack-Gladstone Financial Corp.	140	3,406
PennyMac Financial Services, Inc.	250	22,773
Peoples Bancorp, Inc.	167	4,945
Perella Weinberg Partners	1,093	15,444
Pinnacle Financial Partners, Inc.	368	31,604
Piper Sandler Cos.	85	16,872
PJT Partners, Inc. - Class A	141	13,291
PNC Financial Services Group, Inc.	2,018	326,109
Popular, Inc.	462	40,698
PRA Group, Inc.(a)	117	3,051
Preferred Bank	74	5,681
Premier Financial Corp.	117	2,375
Primerica, Inc.	171	43,256
Principal Financial Group, Inc.	1,209	104,349
ProAssurance Corp.	230	2,958
PROG Holdings, Inc.	248	8,541
Prosperity Bancshares, Inc.	470	30,917
Provident Financial Services, Inc.	354	5,158
Prudential Financial, Inc.	1,833	215,194
QCR Holdings, Inc.	47	2,855
Radian Group, Inc.	745	24,935
Raymond James Financial, Inc.	971	124,696
Regions Financial Corp.	4,770	100,361
Reinsurance Group of America, Inc.	333	64,229
Remitly Global, Inc.(a)	643	13,336
RenaissanceRe Holdings Ltd.	260	61,108
Renasant Corp.	251	7,861
Repay Holdings Corp.(a)	615	6,765
RLI Corp.	195	28,952
Robinhood Markets, Inc. - Class A(a)	2,372	47,748
Ryan Specialty Holdings, Inc.	502	27,861
S&P Global, Inc.	1,679	714,330
S&T Bancorp, Inc.	187	5,999
Safety Insurance Group, Inc.	96	7,890
Sandy Spring Bancorp, Inc.	166	3,848
Seacoast Banking Corp. of Florida	500	12,695
SEI Investments Co.	605	43,500
Selective Insurance Group, Inc.	300	32,751
ServisFirst Bancshares, Inc.	248	16,457
Shift4 Payments, Inc. - Class A(a)	269	17,773
Simmons First National Corp. - Class A	687	13,369
SiriusPoint Ltd.(a)	408	5,186
Skyward Specialty Insurance Group, Inc.(a)	43	1,609
SLM Corp.	1,100	23,969
Southside Bancshares, Inc.	171	4,998
SouthState Corp.	375	31,886
State Street Corp.	1,629	125,954
Stellar Bancorp, Inc.	376	9,159
StepStone Group, Inc. - Class A	834	29,807
Stewart Information Services Corp.	107	6,961
Stifel Financial Corp.	510	39,867
Stock Yards Bancorp, Inc.	175	8,559
StoneX Group, Inc.(a)	141	9,907
Synchrony Financial	2,046	88,224
Synovus Financial Corp.	727	29,124
T Rowe Price Group, Inc.	1,582	192,877
Texas Capital Bancshares, Inc.(a)	203	12,495
TFS Financial Corp.	156	1,959
The Allstate Corp.	1,312	226,989
The Bancorp, Inc.(a)	267	8,934
The Carlyle Group, Inc.	2,610	122,435
The Charles Schwab Corp.	8,964	648,455
The First Bancshares, Inc.	394	10,224
The Goldman Sachs Group, Inc.	1,727	721,350
The Hanover Insurance Group, Inc.	187	25,464
The Progressive Corp.	2,966	613,428
The Western Union Co.	1,755	24,535
Toast, Inc. - Class A(a)	1,634	40,719
Tompkins Financial Corp.	39	1,961
Towne Bank	374	10,494
TPG, Inc.	757	33,838
Tradeweb Markets, Inc. - Class A	640	66,669
Travelers Cos., Inc.	1,152	265,121
TriCo Bancshares	215	7,908
Triumph Financial, Inc.(a)	132	10,470
Truist Financial Corp.	6,750	263,115
Trupanion, Inc.(a)(b)	112	3,092
TrustCo Bank Corp. NY	153	4,308
Trustmark Corp.	270	7,590
UMB Financial Corp.	243	21,139
United Bankshares, Inc.	707	25,304
United Community Banks, Inc.	615	16,187
United Fire Group, Inc.	166	3,614
Universal Insurance Holdings, Inc.	258	5,243
Univest Financial Corp.	201	4,185
Unum Group	1,000	53,660
Upstart Holdings, Inc.(a)(b)	343	9,223
US Bancorp	8,291	370,608
UWM Holdings Corp.	603	4,378
Valley National Bancorp	2,390	19,024
Veritex Holdings, Inc.	320	6,557
Victory Capital Holdings, Inc. - Class A	193	8,189
Virtu Financial, Inc. - Class A	531	10,896
Virtus Investment Partners, Inc.	66	16,367
Visa, Inc. - Class A	8,143	2,272,547
Voya Financial, Inc.	550	40,656
W R Berkley Corp.	1,007	89,059
WaFd, Inc.	275	7,983
Walker & Dunlop, Inc.	151	15,260
Washington Trust Bancorp, Inc.	100	2,688
Webster Financial Corp.	897	45,541
Wells Fargo & Co.	18,813	1,090,400
WesBanco, Inc.	350	10,434
Westamerica BanCorp	176	8,603
Western Alliance Bancorp	573	36,781
WEX, Inc.(a)	216	51,306
White Mountains Insurance Group Ltd.	12	21,532
Wintrust Financial Corp.	319	33,300
WisdomTree, Inc.	2,879	26,458
World Acceptance Corp.(a)	17	2,465
WSFS Financial Corp.	274	12,368
Zions Bancorp NA	746	32,376
		34,827,971

Health Care - 12.2%
10X Genomics, Inc. - Class A(a)	459	17,226
4D Molecular Therapeutics, Inc.(a)	93	2,963
89bio, Inc.(a)	264	3,073
Abbott Laboratories	8,706	989,523
AbbVie, Inc.	8,967	1,632,890
Acadia Healthcare Co., Inc.(a)	477	37,788
ACADIA Pharmaceuticals, Inc.(a)	903	16,696
Accolade, Inc.(a)	570	5,974
ACELYRIN, Inc.(a)	579	3,908
AdaptHealth Corp.(a)	397	4,569
Adaptive Biotechnologies Corp.(a)	988	3,171
Addus HomeCare Corp.(a)	70	7,234
ADMA Biologics, Inc.(a)	1,139	7,517
Agilent Technologies, Inc.	1,479	215,209
agilon health, Inc.(a)(b)	1,608	9,809
Agios Pharmaceuticals, Inc.(a)	300	8,772
Akero Therapeutics, Inc.(a)	269	6,795
Alector, Inc.(a)	560	3,371
Align Technology, Inc.(a)	366	120,019
Alignment Healthcare, Inc.(a)	664	3,293
Alkermes PLC(a)	883	23,903
Allogene Therapeutics, Inc.(a)	1,052	4,702
Alnylam Pharmaceuticals, Inc.(a)	637	95,200
Alphatec Holdings, Inc.(a)	518	7,143
Alpine Immune Sciences, Inc.(a)	203	8,047
Altimmune, Inc.(a)	457	4,652
ALX Oncology Holdings, Inc.(a)	109	1,215
Amedisys, Inc.(a)	151	13,916
Amgen, Inc.	2,711	770,792
Amicus Therapeutics, Inc.(a)	1,252	14,749
AMN Healthcare Services, Inc.(a)	188	11,752
Amneal Pharmaceuticals, Inc.(a)	772	4,678
Amphastar Pharmaceuticals, Inc.(a)	217	9,528
Amylyx Pharmaceuticals, Inc.(a)	242	687
AnaptysBio, Inc.(a)	182	4,099
Anavex Life Sciences Corp.(a)(b)	627	3,191
AngioDynamics, Inc.(a)	231	1,356
ANI Pharmaceuticals, Inc.(a)	90	6,222
Anika Therapeutics, Inc.(a)	100	2,540
Apellis Pharmaceuticals, Inc.(a)	490	28,802
Apogee Therapeutics, Inc.(a)	122	8,107
Apollo Medical Holdings, Inc.(a)	202	8,482
Arcellx, Inc.(a)	176	12,241
Arcturus Therapeutics Holdings, Inc.(a)	257	8,679
Arcus Biosciences, Inc.(a)	347	6,551
Arcutis Biotherapeutics, Inc.(a)	702	6,957
Ardelyx, Inc.(a)	1,606	11,724
Arrowhead Pharmaceuticals, Inc.(a)	563	16,102
Artivion, Inc.(a)	300	6,348
Arvinas, Inc.(a)	300	12,384
Astria Therapeutics, Inc.(a)	80	1,126
AtriCure, Inc.(a)(b)	208	6,327
Atrion Corp.	9	4,172
Avanos Medical, Inc.(a)	297	5,913
Avantor, Inc.(a)	3,375	86,299
Avid Bioservices, Inc.(a)	330	2,211
Avidity Biosciences, Inc.(a)	312	7,962
Avita Medical, Inc.(a)	252	4,040
Axonics, Inc.(a)	259	17,863
Axsome Therapeutics, Inc.(a)	229	18,274
Azenta, Inc.(a)	282	16,999
Baxter International, Inc.	2,585	110,483
Beam Therapeutics, Inc.(a)	449	14,835
Becton Dickinson & Co.	1,470	363,752
BioCryst Pharmaceuticals, Inc.(a)	1,160	5,893
Biogen, Inc.(a)	722	155,685
Biohaven Ltd.(a)	379	20,728
BioLife Solutions, Inc.(a)	211	3,914
BioMarin Pharmaceutical, Inc.(a)	975	85,157
Biomea Fusion, Inc.(a)(b)	63	942
Bio-Rad Laboratories, Inc. - Class A(a)	97	33,549
Bio-Techne Corp.	765	53,848
Blueprint Medicines Corp.(a)	320	30,355
Boston Scientific Corp.(a)	7,346	503,128
Bridgebio Pharma, Inc.(a)	590	18,243
Bristol-Myers Squibb Co.	10,587	574,133
Brookdale Senior Living, Inc.(a)	621	4,105
Bruker Corp.	495	46,500
Cabaletta Bio, Inc.(a)	200	3,412
Cardinal Health, Inc.	1,257	140,658
CareDx, Inc.(a)	240	2,542
Caribou Biosciences, Inc.(a)	465	2,390
Cassava Sciences, Inc.(a)	248	5,032
Castle Biosciences, Inc.(a)	171	3,788
Catalent, Inc.(a)	886	50,015
Catalyst Pharmaceuticals, Inc.(a)	507	8,082
Celldex Therapeutics, Inc.(a)	262	10,996
Cencora, Inc.	855	207,756
Centene Corp.(a)	2,697	211,661
Cerevel Therapeutics Holdings, Inc.(a)	359	15,175
Certara, Inc.(a)	668	11,944
Charles River Laboratories International, Inc.(a)	250	67,738
Chemed Corp.	75	48,145
Cincor Pharmaceuticals, Inc.(a)(c)	146	0
Cogent Biosciences, Inc.(a)	343	2,305
Collegium Pharmaceutical, Inc.(a)	187	7,259
Community Health Systems, Inc.(a)	1,128	3,948
Concert Pharmaceuticals, Inc.(a)(c)	9,764	0
CONMED Corp.	169	13,534
Corcept Therapeutics, Inc.(a)	430	10,832
CorVel Corp.(a)	41	10,781
Crinetics Pharmaceuticals, Inc.(a)	270	12,639
Cross Country Healthcare, Inc.(a)	193	3,613
CryoPort, Inc.(a)	420	7,434
Cullinan Oncology, Inc.(a)	240	4,090
CVS Health Corp.	6,509	519,158
Cytek Biosciences, Inc.(a)	397	2,664
Cytokinetics, Inc.(a)	470	32,952
Danaher Corp.	3,405	850,297
DaVita, Inc.(a)	425	58,671
Day One Biopharmaceuticals, Inc.(a)	242	3,998
Deciphera Pharmaceuticals, Inc.(a)	330	5,191
Definitive Healthcare Corp.(a)	302	2,437
Denali Therapeutics, Inc.(a)	627	12,866
DENTSPLY SIRONA, Inc.	1,122	37,239
Dexcom, Inc.(a)	1,926	267,136
Dianthus Therapeutics, Inc.(a)	230	6,900
Disc Medicine, Inc.(a)	100	6,226
DocGo, Inc.(a)	469	1,895
Doximity, Inc. - Class A(a)	692	18,622
Dynavax Technologies Corp.(a)	612	7,595
Dyne Therapeutics, Inc.(a)	202	5,735
Edgewise Therapeutics, Inc.(a)	230	4,195
Editas Medicine, Inc.(a)	429	3,183
Edwards Lifesciences Corp.(a)	3,050	291,458
Elanco Animal Health, Inc.(a)	2,580	42,002
Elevance Health, Inc.	1,194	619,137
Eli Lilly & Co.	4,292	3,339,003
Embecta Corp.	345	4,578
Enanta Pharmaceuticals, Inc.(a)	103	1,798
Encompass Health Corp.	494	40,795
Enhabit, Inc.(a)	236	2,749
Enovis Corp.(a)	195	12,178
Envista Holdings Corp.(a)	798	17,061
Establishment Labs Holdings, Inc.(a)	112	5,701
Evolent Health, Inc. - Class A(a)	492	16,133
Evolus, Inc.(a)	316	4,424
Exact Sciences Corp.(a)	924	63,811
Exelixis, Inc.(a)	1,548	36,734
EyePoint Pharmaceuticals, Inc.(a)	148	3,059
Fate Therapeutics, Inc.(a)	654	4,800
Fortrea Holdings, Inc.(a)	469	18,826
Fulcrum Therapeutics, Inc.(a)	1,461	13,792
Fulgent Genetics, Inc.(a)	178	3,863
GE HealthCare Technologies, Inc.	1,982	180,184
Gilead Sciences, Inc.	6,314	462,501
Glaukos Corp.(a)	251	23,667
Globus Medical, Inc. - Class A(a)	579	31,058
GoodRx Holdings, Inc. - Class A(a)	687	4,878
Guardant Health, Inc.(a)	570	11,759
Haemonetics Corp.(a)	250	21,338
Halozyme Therapeutics, Inc.(a)	605	24,611
Harmony Biosciences Holdings, Inc.(a)	168	5,641
HCA Healthcare, Inc.	1,006	335,531
Health Catalyst, Inc.(a)	72	542
HealthEquity, Inc.(a)	430	35,101
HealthStream, Inc.	232	6,185
Henry Schein, Inc.(a)	633	47,804
Hims & Hers Health, Inc.(a)	656	10,148
Hologic, Inc.(a)	1,251	97,528
Humana, Inc.	626	217,047
ICON PLC(a)	423	142,107
ICU Medical, Inc.(a)	100	10,732
Ideaya Biosciences, Inc.(a)	260	11,409
IDEXX Laboratories, Inc.(a)	400	215,972
Illumina, Inc.(a)	812	111,504
ImmunityBio, Inc.(a)(b)	1,044	5,606
Immunome, Inc.(a)	251	6,195
Immunovant, Inc.(a)	304	9,822
Inari Medical, Inc.(a)	276	13,242
Incyte Corp.(a)	1,108	63,123
Inhibrx, Inc.(a)	155	5,419
Innoviva, Inc.(a)	242	3,688
Inogen, Inc.(a)	213	1,719
Insmed, Inc.(a)	760	20,619
Inspire Medical Systems, Inc.(a)	141	30,285
Insulet Corp.(a)	346	59,304
Integer Holdings Corp.(a)	148	17,269
Integra LifeSciences Holdings Corp.(a)	378	13,400
Intellia Therapeutics, Inc.(a)	882	24,264
Intra-Cellular Therapies, Inc.(a)	453	31,348
Intuitive Surgical, Inc.(a)	1,763	703,596
Ionis Pharmaceuticals, Inc.(a)	700	30,345
Iovance Biotherapeutics, Inc.(a)	1,354	20,066
IQVIA Holdings, Inc.(a)	918	232,153
iRhythm Technologies, Inc.(a)	166	19,256
Ironwood Pharmaceuticals, Inc.(a)	708	6,167
iTeos Therapeutics, Inc.(a)	258	3,519
Jazz Pharmaceuticals PLC(a)	316	38,053
Johnson & Johnson	12,203	1,930,392
Keros Therapeutics, Inc.(a)	124	8,209
Kiniksa Pharmaceuticals Ltd. - Class A(a)	106	2,091
Krystal Biotech, Inc.(a)	108	19,216
Kura Oncology, Inc.(a)	403	8,596
Kymera Therapeutics, Inc.(a)	271	10,894
Laboratory Corp. of America Holdings	449	98,089
Lantheus Holdings, Inc.(a)	358	22,282
Legend Biotech Corp. - ADR(a)	920	51,603
LeMaitre Vascular, Inc.	104	6,901
LifeStance Health Group, Inc.(a)	653	4,029
Ligand Pharmaceuticals, Inc.(a)	111	8,114
Liquidia Corp.(a)	545	8,039
MacroGenics, Inc.(a)	353	5,196
Madrigal Pharmaceuticals, Inc.(a)	79	21,096
Maravai LifeSciences Holdings, Inc. - Class A(a)	659	5,714
Marinus Pharmaceuticals, Inc.(a)	660	5,966
Masimo Corp.(a)	259	38,034
MaxCyte, Inc.(a)	828	3,469
McKesson Corp.	683	366,669
Medpace Holdings, Inc.(a)	122	49,306
Medtronic PLC	6,743	587,651
Merck & Co., Inc.	12,860	1,696,876
Merit Medical Systems, Inc.(a)	298	22,574
Mesa Laboratories, Inc.	34	3,731
Mettler-Toledo International, Inc.(a)	108	143,779
MiMedx Group, Inc.(a)	749	5,767
Mirum Pharmaceuticals, Inc.(a)	146	3,668
Moderna, Inc.(a)	1,664	177,316
ModivCare, Inc.(a)	60	1,407
Molina Healthcare, Inc.(a)	292	119,962
Morphic Holding, Inc.(a)	173	6,090
Mural Oncology PLC(a)	88	430
Myriad Genetics, Inc.(a)	450	9,594
Natera, Inc.(a)	550	50,303
National HealthCare Corp.	67	6,332
National Research Corp.	128	5,070
Neogen Corp.(a)	1,159	18,289
NeoGenomics, Inc.(a)	690	10,847
Neurocrine Biosciences, Inc.(a)	480	66,202
Nevro Corp.(a)	162	2,339
Novavax, Inc.(a)(b)	757	3,618
Nurix Therapeutics, Inc.(a)	394	5,792
Nuvalent, Inc. - Class A(a)	159	11,939
Olema Pharmaceuticals, Inc.(a)	354	4,007
OmniAb Operations, Inc.(a)(c)	42	0
OmniAb Operations, Inc.(a)(c)	42	0
OmniAb, Inc.(a)	543	2,943
Omnicell, Inc.(a)	252	7,366
Option Care Health, Inc.(a)	950	31,863
OraSure Technologies, Inc.(a)	573	3,524
Organon & Co.	1,281	24,083
Orthofix Medical, Inc.(a)	298	4,327
OrthoPediatrics Corp.(a)	105	3,062
Owens & Minor, Inc.(a)	312	8,646
Pacific Biosciences of California, Inc.(a)	1,620	6,075
Pacira BioSciences, Inc.(a)	279	8,152
Paragon 28, Inc.(a)	316	3,903
Patterson Cos., Inc.	463	12,802
PDS Biotechnology Corp.(a)	151	598
Pediatrix Medical Group, Inc.(a)	600	6,018
Penumbra, Inc.(a)	184	41,065
Perrigo Co. PLC	698	22,469
PetIQ, Inc.(a)	234	4,278
Pfizer, Inc.	28,613	794,011
Phreesia, Inc.(a)	360	8,615
Pliant Therapeutics, Inc.(a)	222	3,308
Premier, Inc. - Class A	627	13,857
Prestige Consumer Healthcare, Inc.(a)	271	19,664
Privia Health Group, Inc.(a)	611	11,969
PROCEPT BioRobotics Corp.(a)	200	9,884
Progyny, Inc.(a)	390	14,879
Protagonist Therapeutics, Inc.(a)	308	8,910
Prothena Corp. PLC(a)	257	6,366
PTC Therapeutics, Inc.(a)	372	10,821
Pulmonx Corp.(a)	288	2,670
Quanterix Corp.(a)	228	5,372
Quest Diagnostics, Inc.	548	72,944
QuidelOrtho Corp.(a)	264	12,656
R1 RCM, Inc.(a)	976	12,571
RadNet, Inc.(a)	264	12,846
RAPT Therapeutics, Inc.(a)	205	1,841
Recursion Pharmaceuticals, Inc. - Class A(a)(b)	911	9,083
Regeneron Pharmaceuticals, Inc.(a)	524	504,345
REGENXBIO, Inc.(a)	218	4,593
Relay Therapeutics, Inc.(a)	410	3,403
Repligen Corp.(a)	267	49,107
Replimune Group, Inc.(a)	282	2,304
ResMed, Inc.	746	147,730
Revance Therapeutics, Inc.(a)	365	1,796
REVOLUTION Medicines, Inc.(a)	747	24,076
Revvity, Inc.	625	65,625
Rhythm Pharmaceuticals, Inc.(a)	231	10,009
Rocket Pharmaceuticals, Inc.(a)	400	10,776
Royalty Pharma PLC - Class A	1,915	58,159
RxSight, Inc.(a)	228	11,760
Sage Therapeutics, Inc.(a)	300	5,622
Sana Biotechnology, Inc.(a)	747	7,470
Sarepta Therapeutics, Inc.(a)	463	59,940
Scholar Rock Holding Corp.(a)	187	3,321
Schrodinger, Inc.(a)	309	8,343
Select Medical Holdings Corp.	604	18,211
Shockwave Medical, Inc.(a)	189	61,544
SI-BONE, Inc.(a)	281	4,600
Silk Road Medical, Inc.(a)	175	3,206
Simulations Plus, Inc.	97	3,992
Soleno Therapeutics, Inc.(a)	91	3,895
Sotera Health Co.(a)	601	7,218
SpringWorks Therapeutics, Inc.(a)	280	13,782
STAAR Surgical Co.(a)	280	10,718
STERIS PLC	510	114,658
Structure Therapeutics, Inc. - ADR(a)	183	7,843
Stryker Corp.	1,809	647,387
Summit Therapeutics, Inc.(a)	1,099	4,550
Supernus Pharmaceuticals, Inc.(a)	275	9,380
Surgery Partners, Inc.(a)	422	12,588
Surmodics, Inc.(a)	134	3,932
Syndax Pharmaceuticals, Inc.(a)	387	9,211
Tandem Diabetes Care, Inc.(a)	348	12,323
Tango Therapeutics, Inc.(a)	331	2,628
Tarsus Pharmaceuticals, Inc.(a)	232	8,433
Teladoc Health, Inc.(a)	839	12,669
Teleflex, Inc.	234	52,924
Tenet Healthcare Corp.(a)	525	55,183
TG Therapeutics, Inc.(a)	795	12,092
The Cigna Group	1,470	533,889
The Cooper Cos., Inc.	996	101,054
The Ensign Group, Inc.	264	32,847
The Pennant Group, Inc.(a)	150	2,945
Thermo Fisher Scientific, Inc.	1,956	1,136,846
Tourmaline Bio, Inc.	121	2,771
TransMedics Group, Inc.(a)	156	11,535
Travere Therapeutics, Inc.(a)	326	2,513
Treace Medical Concepts, Inc.(a)	218	2,845
TruBridge, Inc.(a)	100	922
Twist Bioscience Corp.(a)	376	12,901
UFP Technologies, Inc.(a)	46	11,601
Ultragenyx Pharmaceutical, Inc.(a)	353	16,482
United Therapeutics Corp.(a)	226	51,917
UnitedHealth Group, Inc.	4,694	2,322,121
Universal Health Services, Inc. - Class B	292	53,278
UroGen Pharma Ltd.(a)	259	3,885
US Physical Therapy, Inc.	93	10,497
Vanda Pharmaceuticals, Inc.(a)	481	1,977
Varex Imaging Corp.(a)	282	5,104
Vaxcyte, Inc.(a)	442	30,193
Veeva Systems, Inc. - Class A(a)	727	168,439
Vera Therapeutics, Inc.(a)	198	8,538
Veracyte, Inc.(a)	440	9,750
Veradigm, Inc.(a)	432	3,326
Vericel Corp.(a)	230	11,965
Vertex Pharmaceuticals, Inc.(a)	1,308	546,757
Verve Therapeutics, Inc.(a)	193	2,563
Viatris, Inc.	6,423	76,691
Viking Therapeutics, Inc.(a)	461	37,802
Vir Biotechnology, Inc.(a)	580	5,875
Viridian Therapeutics, Inc.(a)	242	4,237
Waters Corp.(a)	301	103,613
West Pharmaceutical Services, Inc.	368	145,621
Xencor, Inc.(a)	269	5,953
Y-mAbs Therapeutics, Inc.(a)	304	4,943
Zentalis Pharmaceuticals, Inc.(a)	312	4,917
Zimmer Biomet Holdings, Inc.	1,059	139,767
Zimvie, Inc.(a)	127	2,094
Zoetis, Inc.	2,333	394,767
Zymeworks, Inc.(a)	387	4,071
		31,993,408

Industrials - 10.0%
3D Systems Corp.(a)	848	3,765
3M Co.	2,797	296,678
A O Smith Corp.	636	56,897
AAON, Inc.	321	28,280
AAR Corp.(a)	187	11,196
ABM Industries, Inc.	382	17,045
ACCO Brands Corp.	825	4,628
Acuity Brands, Inc.	159	42,728
ACV Auctions, Inc. - Class A(a)	1,091	20,478
Advanced Drainage Systems, Inc.	355	61,145
AECOM	701	68,754
AeroVironment, Inc.(a)	126	19,313
AGCO Corp.	299	36,783
Air Lease Corp.	501	25,771
Air Transport Services Group, Inc.(a)	401	5,518
Alamo Group, Inc.	63	14,385
Alaska Air Group, Inc.(a)	596	25,622
Albany International Corp. - Class A	165	15,429
Alight, Inc. - Class A(a)	1,773	17,464
Allegiant Travel Co.	73	5,490
Allegion PLC	451	60,754
Allison Transmission Holdings, Inc.	477	38,713
Ameresco, Inc. - Class A(a)	552	13,320
American Airlines Group, Inc.(a)	3,158	48,475
American Woodmark Corp.(a)	101	10,268
AMETEK, Inc.	1,157	211,615
Apogee Enterprises, Inc.	118	6,986
Applied Industrial Technologies, Inc.	203	40,103
ArcBest Corp.	109	15,533
Archer Aviation, Inc. - Class A(a)(b)	1,807	8,348
Arcosa, Inc.	273	23,440
Argan, Inc.	19	960
Armstrong World Industries, Inc.	217	26,956
Array Technologies, Inc.(a)	750	11,183
ASGN, Inc.(a)	250	26,190
Astec Industries, Inc.	92	4,021
Astronics Corp.(a)	241	4,589
Atkore, Inc.	202	38,453
Automatic Data Processing, Inc.	2,067	516,212
Avis Budget Group, Inc.	200	24,492
Axon Enterprise, Inc.(a)	355	111,072
AZZ, Inc.	130	10,050
Barnes Group, Inc.	273	10,142
Barrett Business Services, Inc.	24	3,041
Beacon Roofing Supply, Inc.(a)	242	23,721
Bloom Energy Corp. - Class A(a)(b)	1,287	14,466
Blue Bird Corp.(a)	138	5,291
Boise Cascade Co.	214	32,821
Booz Allen Hamilton Holding Corp.	663	98,416
Brady Corp. - Class A	261	15,472
BrightView Holdings, Inc.(a)	1,071	12,745
Broadridge Financial Solutions, Inc.	589	120,663
Builders FirstSource, Inc.(a)	633	132,012
BWX Technologies, Inc.	439	45,050
CACI International, Inc. - Class A(a)	111	42,050
Cadre Holdings, Inc.	61	2,208
Carlisle Cos., Inc.	255	99,922
Carrier Global Corp.	4,213	244,902
Casella Waste Systems, Inc. - Class A(a)	276	27,288
Caterpillar, Inc.	2,602	953,450
CBIZ, Inc.(a)	220	17,270
CECO Environmental Corp.(a)	217	4,995
Ceridian HCM Holding, Inc.(a)	780	51,644
CH Robinson Worldwide, Inc.	581	44,237
Chart Industries, Inc.(a)	240	39,533
Cimpress PLC(a)	157	13,896
Cintas Corp.	446	306,415
Clean Harbors, Inc.(a)	252	50,730
Columbus McKinnon Corp.	101	4,508
Comfort Systems USA, Inc.	188	59,729
Concentrix Corp.	183	12,118
Conduent, Inc.(a)	1,184	4,002
Construction Partners, Inc. - Class A(a)	212	11,904
Copart, Inc.(a)	4,415	255,717
Core & Main, Inc. - Class A(a)	639	36,583
CRA International, Inc.	54	8,077
Crane Co.	280	37,836
CSG Systems International, Inc.	167	8,607
CSW Industrials, Inc.	73	17,126
CSX Corp.	10,168	376,928
Cummins, Inc.	703	207,139
Curtiss-Wright Corp.	191	48,885
Deere & Co.	1,357	557,373
Delta Air Lines, Inc.	3,224	154,333
Deluxe Corp.	200	4,118
Donaldson Co., Inc.	592	44,211
Douglas Dynamics, Inc.	169	4,076
Dover Corp.	696	123,324
Driven Brands Holdings, Inc.(a)	420	6,632
Ducommun, Inc.(a)	100	5,130
Dun & Bradstreet Holdings, Inc.	1,224	12,289
DXP Enterprises, Inc.(a)	100	5,373
Dycom Industries, Inc.(a)	152	21,817
Eaton Corp. PLC	2,022	632,240
EMCOR Group, Inc.	241	84,398
Emerson Electric Co.	2,907	329,712
Encore Wire Corp.	74	19,446
Energy Recovery, Inc.(a)	281	4,437
Enerpac Tool Group Corp.	290	10,341
EnerSys	202	19,081
Ennis, Inc.	50	1,026
Enovix Corp.(a)(b)	827	6,624
Enpro, Inc.	118	19,915
Enviri Corp.(a)	768	7,027
Equifax, Inc.	637	170,410
Esab Corp.	280	30,960
ESCO Technologies, Inc.	136	14,559
ExlService Holdings, Inc.(a)	865	27,507
Expeditors International of Washington, Inc.	737	89,597
Exponent, Inc.	255	21,086
Fastenal Co.	2,895	223,320
Federal Signal Corp.	319	27,074
FedEx Corp.	1,179	341,603
First Advantage Corp.	366	5,937
Flowserve Corp.	701	32,022
Fluence Energy, Inc.(a)	309	5,358
Fluor Corp.(a)	903	38,179
Fortive Corp.	1,784	153,460
Fortune Brands Innovations, Inc.	636	53,850
Forward Air Corp.	152	4,729
Franklin Covey Co.(a)	104	4,083
Franklin Electric Co., Inc.	206	22,003
FTI Consulting, Inc.(a)	180	37,852
Gates Industrial Corp. PLC(a)	835	14,788
GATX Corp.	168	22,517
Genco Shipping & Trading Ltd.	206	4,188
Generac Holdings, Inc.(a)	321	40,491
General Dynamics Corp.	1,370	387,011
General Electric Co.	5,516	968,222
Genpact Ltd.	845	27,843
Gibraltar Industries, Inc.(a)	138	11,113
Global Industrial Co.	10	448
GMS, Inc.(a)	191	18,592
Graco, Inc.	871	81,404
Granite Construction, Inc.	246	14,054
Great Lakes Dredge & Dock Corp.(a)	638	5,583
Griffon Corp.	260	19,068
GXO Logistics, Inc.(a)	623	33,492
H&E Equipment Services, Inc.	166	10,654
Hawaiian Holdings, Inc.(a)	325	4,332
Hayward Holdings, Inc.(a)	1,094	16,749
Healthcare Services Group, Inc.(a)	375	4,680
Heartland Express, Inc.	340	4,060
HEICO Corp.	206	39,346
HEICO Corp. - Class A	366	56,342
Heidrick & Struggles International, Inc.	39	1,313
Helios Technologies, Inc.	150	6,704
Herc Holdings, Inc.	143	24,067
Hertz Global Holdings, Inc.(a)(b)	1,622	12,700
Hexcel Corp.	320	23,312
Hillenbrand, Inc.	325	16,344
Hillman Solutions Corp.(a)	977	10,395
HNI Corp.	274	12,366
Honeywell International, Inc.	3,365	690,665
Howmet Aerospace, Inc.	2,054	140,555
Hub Group, Inc. - Class A	286	12,361
Hubbell, Inc.	273	113,309
Hudson Technologies, Inc.(a)	574	6,320
Huntington Ingalls Industries, Inc.	202	58,877
Huron Consulting Group, Inc.(a)	109	10,532
Hyster-Yale Materials Handling, Inc.	62	3,979
ICF International, Inc.	97	14,611
IDEX Corp.	379	92,484
IES Holdings, Inc.(a)	138	16,786
Illinois Tool Works, Inc.	1,532	411,082
Ingersoll Rand, Inc.	2,044	194,078
Insperity, Inc.	190	20,826
Insteel Industries, Inc.	55	2,102
Interface, Inc.	483	8,124
ITT, Inc.	405	55,092
Jacobs Solutions, Inc.	641	98,541
Janus International Group, Inc.(a)	533	8,064
JB Hunt Transport Services, Inc.	412	82,091
JELD-WEN Holding, Inc.(a)	322	6,836
JetBlue Airways Corp.(a)	1,750	12,985
Joby Aviation, Inc.(a)(b)	2,389	12,805
John Bean Technologies Corp.	151	15,838
Johnson Controls International PLC	3,413	222,937
Kadant, Inc.	54	17,717
Kaman Corp.	168	7,706
KBR, Inc.	652	41,506
Kelly Services, Inc. - Class A	233	5,834
Kennametal, Inc.	304	7,582
Kforce, Inc.	69	4,866
Kirby Corp.(a)	300	28,596
Knight-Swift Transportation Holdings, Inc.	748	41,155
Korn Ferry	285	18,742
Kratos Defense & Security Solutions, Inc.(a)	758	13,932
L3Harris Technologies, Inc.	949	202,232
Landstar System, Inc.	171	32,962
Legalzoom.com, Inc.(a)	741	9,885
Leidos Holdings, Inc.	685	89,797
Lennox International, Inc.	167	81,623
Leonardo DRS, Inc.(a)	332	7,334
Lincoln Electric Holdings, Inc.	294	75,099
Lindsay Corp.	58	6,824
Lockheed Martin Corp.	1,276	580,413
Lyft, Inc. - Class A(a)	1,606	31,076
ManpowerGroup, Inc.	256	19,876
Marten Transport Ltd.	308	5,692
Masco Corp.	1,170	92,290
Masonite International Corp.(a)	115	15,117
MasTec, Inc.(a)	333	31,052
Masterbrand, Inc.(a)	726	13,605
Matson, Inc.	175	19,670
Matthews International Corp. - Class A	100	3,108
Maximus, Inc.	330	27,687
McGrath RentCorp	114	14,064
MDU Resources Group, Inc.	900	22,680
Mercury Systems, Inc.(a)	345	10,178
Miller Industries, Inc.	104	5,210
MillerKnoll, Inc.	460	11,390
Montrose Environmental Group, Inc.(a)	330	12,926
Moog, Inc. - Class A	135	21,553
MRC Global, Inc.(a)	586	7,366
MSA Safety, Inc.	195	37,750
MSC Industrial Direct Co., Inc. - Class A	245	23,775
Mueller Industries, Inc.	600	32,358
Mueller Water Products, Inc. - Class A	928	14,932
MYR Group, Inc.(a)	77	13,610
NEXTracker, Inc. - Class A(a)	556	31,286
Nordson Corp.	258	70,831
Norfolk Southern Corp.	1,150	293,101
Northrop Grumman Corp.	766	366,654
NOW, Inc.(a)	649	9,865
NV5 Global, Inc.(a)	70	6,861
nVent Electric PLC	806	60,772
Old Dominion Freight Line, Inc.	948	207,906
OPENLANE, Inc.(a)	715	12,370
Oshkosh Corp.	312	38,910
Otis Worldwide Corp.	2,086	207,077
Owens Corning	438	73,058
PACCAR, Inc.	2,596	321,618
Parker-Hannifin Corp.	642	356,817
Parsons Corp.(a)	550	45,623
Paychex, Inc.	1,623	199,304
Paycom Software, Inc.	252	50,151
Paycor HCM, Inc.(a)	222	4,316
Paylocity Holding Corp.(a)	213	36,606
Pitney Bowes, Inc.	1,050	4,547
Plug Power, Inc.(a)(b)	3,245	11,163
Powell Industries, Inc.	33	4,696
Primoris Services Corp.	238	10,132
Proto Labs, Inc.(a)	130	4,648
Quanex Building Products Corp.	112	4,304
Quanta Services, Inc.	734	190,693
RBC Bearings, Inc.(a)	145	39,201
Regal Rexnord Corp.	344	61,954
Republic Services, Inc.	1,639	313,770
Resideo Technologies, Inc.(a)	758	16,994
Resources Connection, Inc.	200	2,632
REV Group, Inc.	220	4,860
Robert Half, Inc.	507	40,195
Rocket Lab USA, Inc.(a)	1,121	4,607
Rockwell Automation, Inc.	584	170,137
Rollins, Inc.	1,298	60,058
RTX Corp.	7,376	719,380
Rush Enterprises, Inc. - Class A	342	18,304
RXO, Inc.(a)	636	13,909
Ryder System, Inc.	207	24,879
Saia, Inc.(a)	135	78,975
Schneider National, Inc. - Class B	218	4,936
Science Applications International Corp.	253	32,989
Sensata Technologies Holding PLC	783	28,767
Shoals Technologies Group, Inc. - Class A(a)	971	10,856
Simpson Manufacturing Co., Inc.	224	45,960
SiteOne Landscape Supply, Inc.(a)	230	40,147
SkyWest, Inc.(a)	238	16,441
Snap-on, Inc.	259	76,721
Southwest Airlines Co.	3,051	89,059
SP Plus Corp.(a)	148	7,729
Spirit AeroSystems Holdings, Inc. - Class A(a)	594	21,426
Spirit Airlines, Inc.	540	2,614
SPX Technologies, Inc.(a)	229	28,197
SS&C Technologies Holdings, Inc.	1,090	70,163
Standex International Corp.	50	9,111
Stanley Black & Decker, Inc.	774	75,798
Steelcase, Inc. - Class A	551	7,207
Stericycle, Inc.(a)	494	26,059
Sterling Check Corp.(a)	444	7,140
Sterling Infrastructure, Inc.(a)	145	15,995
Stratasys Ltd.(a)	380	4,416
Sun Country Airlines Holdings, Inc.(a)	326	4,919
SunPower Corp.(a)(b)	450	1,350
Sunrun, Inc.(a)	1,677	22,103
Symbotic, Inc.(a)(b)	224	10,080
Tennant Co.	99	12,039
Terex Corp.	353	22,733
Tetra Tech, Inc.	283	52,273
Textron, Inc.	979	93,915
The AZEK Co., Inc.(a)	791	39,724
The Boeing Co.(a)	3,082	594,794
The Brink's Co.	213	19,677
The Gorman-Rupp Co.	58	2,294
The Greenbrier Cos., Inc.	109	5,679
The Manitowoc Co., Inc.(a)	268	3,790
The Middleby Corp.(a)	281	45,182
The Shyft Group, Inc.	75	932
The Timken Co.	302	26,404
The Toro Co.	515	47,189
Thermon Group Holdings, Inc.(a)	89	2,912
Titan International, Inc.(a)	375	4,673
Titan Machinery, Inc.(a)	167	4,143
Trane Technologies PLC	1,157	347,331
Transcat, Inc.(a)	59	6,574
TransDigm Group, Inc.	284	349,774
TransUnion	955	76,209
Trex Co., Inc.(a)	524	52,269
TriNet Group, Inc.	236	31,268
Trinity Industries, Inc.	359	9,998
Triumph Group, Inc.(a)	454	6,828
TrueBlue, Inc.(a)	55	689
TTEC Holdings, Inc.	54	560
Tutor Perini Corp.(a)	200	2,892
Uber Technologies, Inc.(a)	9,919	763,663
UFP Industries, Inc.	321	39,486
U-Haul Holding Co.(a)	29	1,959
U-Haul Holding Co.	478	31,873
UniFirst Corp.	86	14,915
Union Pacific Corp.	3,131	770,006
United Airlines Holdings, Inc.(a)	1,602	76,704
United Parcel Service, Inc. - Class B	3,665	544,728
United Rentals, Inc.	342	246,620
Upwork, Inc.(a)	800	9,808
V2X, Inc.(a)	108	5,045
Valmont Industries, Inc.	118	26,937
Veralto Corp.	1,142	101,250
Verisk Analytics, Inc.	724	170,669
Verra Mobility Corp.(a)	778	19,427
Vertiv Holdings Co. - Class A	1,916	156,480
Vestis Corp.	703	13,547
Viad Corp.(a)	100	3,949
Vicor Corp.(a)	89	3,403
VSE Corp.	105	8,400
Wabash National Corp.	195	5,838
Waste Management, Inc.	2,053	437,596
Watsco, Inc.	166	71,707
Watts Water Technologies, Inc. - Class A	128	27,206
Werner Enterprises, Inc.	290	11,345
WESCO International, Inc.	221	37,853
Westinghouse Air Brake Technologies Corp.	898	130,821
Willdan Group, Inc.(a)	64	1,855
WillScot Mobile Mini Holdings Corp.(a)	1,217	56,591
Woodward, Inc.	273	42,075
WW Grainger, Inc.	230	233,979
Xometry, Inc. - Class A(a)(b)	195	3,294
XPO, Inc.(a)	558	68,093
Xylem, Inc.	1,235	159,611
Zurn Elkay Water Solutions Corp.	730	24,433
		25,909,239

Information Technology - 27.7%(d)
A10 Networks, Inc.	327	4,477
Accenture PLC - Class A	3,366	1,166,689
ACI Worldwide, Inc.(a)	560	18,598
ACM Research, Inc. - Class A(a)	115	3,351
Adeia, Inc.	458	5,001
Adobe, Inc.(a)	2,287	1,154,020
ADTRAN Holdings, Inc.	374	2,035
Advanced Energy Industries, Inc.	173	17,643
Advanced Micro Devices, Inc.(a)	8,110	1,463,773
Aehr Test Systems(a)	132	1,637
Agilysys, Inc.(a)	128	10,785
Akamai Technologies, Inc.(a)	745	81,026
Alarm.com Holdings, Inc.(a)	253	18,335
Alkami Technology, Inc.(a)	304	7,469
Allegro MicroSystems, Inc.(a)	302	8,142
Alpha & Omega Semiconductor Ltd.(a)	148	3,262
Altair Engineering, Inc. - Class A(a)	274	23,605
Ambarella, Inc.(a)	160	8,123
Amdocs Ltd.	626	56,572
American Software, Inc. - Class A	309	3,538
Amkor Technology, Inc.	587	18,925
Amphenol Corp. - Class A	2,988	344,666
Amplitude, Inc. - Class A(a)	314	3,416
Analog Devices, Inc.	2,563	506,936
ANSYS, Inc.(a)	440	152,750
Appfolio, Inc. - Class A(a)	91	22,453
Appian Corp. - Class A(a)	213	8,509
Apple, Inc.	79,233	13,586,874
Applied Materials, Inc.	4,239	874,209
Applied Optoelectronics, Inc.(a)	226	3,132
AppLovin Corp. - Class A(a)	684	47,346
Arista Networks, Inc.(a)	1,301	377,264
Arlo Technologies, Inc.(a)	613	7,754
Arrow Electronics, Inc.(a)	271	35,084
Asana, Inc. - Class A(a)(b)	399	6,181
Aspen Technology, Inc.(a)	136	29,006
Atlassian Corp. - Class A(a)	771	150,430
Autodesk, Inc.(a)	1,083	282,035
AvePoint, Inc.(a)	419	3,318
Avnet, Inc.	458	22,708
Axcelis Technologies, Inc.(a)	150	16,728
Badger Meter, Inc.	134	21,683
Bel Fuse, Inc. - Class B	33	1,990
Belden, Inc.	229	21,208
Benchmark Electronics, Inc.	136	4,081
Bentley Systems, Inc. - Class B	1,054	55,040
BigCommerce Holdings, Inc.(a)	323	2,225
BILL Holdings, Inc.(a)	502	34,497
Blackbaud, Inc.(a)	200	14,828
BlackLine, Inc.(a)	240	15,499
Box, Inc. - Class A(a)	708	20,051
Braze, Inc. - Class A(a)	253	11,208
Broadcom, Inc.	2,149	2,848,305
C3.ai, Inc. - Class A(a)(b)	991	26,826
Cadence Design Systems, Inc.(a)	1,363	424,275
Calix, Inc.(a)	308	10,213
CCC Intelligent Solutions Holdings, Inc.(a)	1,360	16,266
CDW Corp./DE	674	172,396
Cerence, Inc.(a)	271	4,268
CEVA, Inc.(a)	176	3,997
Ciena Corp.(a)	743	36,741
Cirrus Logic, Inc.(a)	292	27,028
Cisco Systems, Inc.	20,652	1,030,741
Cleanspark, Inc.(a)	1,185	25,134
Clear Secure, Inc. - Class A	415	8,827
Clearfield, Inc.(a)	62	1,912
Clearwater Analytics Holdings, Inc. - Class A(a)	516	9,128
Cloudflare, Inc. - Class A(a)	1,498	145,051
Cognex Corp.	895	37,966
Cognizant Technology Solutions Corp. - Class A	2,584	189,381
Coherent Corp.(a)	744	45,101
Cohu, Inc.(a)	226	7,533
CommVault Systems, Inc.(a)	228	23,126
Comtech Telecommunications Corp.(a)	100	343
Confluent, Inc. - Class A(a)	961	29,330
Consensus Cloud Solutions, Inc.(a)	108	1,713
Corning, Inc.	3,904	128,676
Corsair Gaming, Inc.(a)	381	4,702
Couchbase, Inc.(a)	157	4,131
Crane NXT Co.	260	16,094
Credo Technology Group Holding Ltd.(a)	470	9,959
Crowdstrike Holdings, Inc. - Class A(a)	1,109	355,534
CTS Corp.	112	5,240
Datadog, Inc. - Class A(a)	1,343	165,995
Dell Technologies, Inc. - Class C	1,233	140,698
Diebold Nixdorf, Inc.(a)	188	6,475
Digi International, Inc.(a)	182	5,811
Digimarc Corp.(a)	114	3,099
Digital Turbine, Inc.(a)	456	1,195
DigitalOcean Holdings, Inc.(a)	270	10,309
Diodes, Inc.(a)	233	16,427
DocuSign, Inc.(a)	981	58,419
Dolby Laboratories, Inc. - Class A	300	25,131
Domo, Inc. - Class B(a)	254	2,266
DoubleVerify Holdings, Inc.(a)	698	24,542
Dropbox, Inc. - Class A(a)	1,271	30,885
DXC Technology Co.(a)	1,118	23,713
Dynatrace, Inc.(a)	1,357	63,019
E2open Parent Holdings, Inc. - Class A(a)	1,214	5,390
eGain Corp.(a)	150	968
Elastic NV(a)	391	39,194
Enphase Energy, Inc.(a)	663	80,210
Entegris, Inc.	753	105,827
Envestnet, Inc.(a)	268	15,520
EPAM Systems, Inc.(a)	290	80,086
ePlus, Inc.(a)	353	27,725
Everbridge, Inc.(a)	190	6,618
Evolv Technologies Holdings, Inc.(a)	722	3,213
Extreme Networks, Inc.(a)	685	7,905
F5, Inc.(a)	288	54,602
Fabrinet(a)	185	34,969
Fair Isaac Corp.(a)	123	153,702
FARO Technologies, Inc.(a)	170	3,657
Fastly, Inc. - Class A(a)	589	7,639
First Solar, Inc.(a)	514	86,763
Five9, Inc.(a)	321	19,937
Flex Ltd.(a)	2,317	66,289
FormFactor, Inc.(a)	429	19,575
Fortinet, Inc.(a)	3,303	225,628
Freshworks, Inc. - Class A(a)	748	13,621
Gartner, Inc.(a)	386	183,995
Gen Digital, Inc.	3,017	67,581
Gitlab, Inc. - Class A(a)	485	28,285
GLOBALFOUNDRIES, Inc.(a)(b)	388	20,219
GoDaddy, Inc. - Class A(a)	719	85,331
Grid Dynamics Holdings, Inc.(a)	258	3,171
Guidewire Software, Inc.(a)	426	49,718
Harmonic, Inc.(a)	547	7,352
HashiCorp, Inc. - Class A(a)	559	15,065
Hewlett Packard Enterprise Co.	6,527	115,724
HP, Inc.	5,033	152,097
HubSpot, Inc.(a)	246	154,134
Ichor Holdings Ltd.(a)	183	7,067
Impinj, Inc.(a)	147	18,876
indie Semiconductor, Inc. - Class A(a)	774	5,480
Infinera Corp.(a)	1,127	6,796
Informatica, Inc. - Class A(a)	585	20,475
Insight Enterprises, Inc.(a)	175	32,466
Intapp, Inc.(a)	252	8,644
Intel Corp.	21,224	937,464
InterDigital, Inc.	121	12,882
International Business Machines Corp.	4,617	881,662
Intuit, Inc.	1,376	894,400
IonQ, Inc.(a)(b)	694	6,933
IPG Photonics Corp.(a)	131	11,880
Itron, Inc.(a)	272	25,165
Jabil, Inc.	622	83,317
Jamf Holding Corp.(a)	327	6,000
JFrog Ltd.(a)	414	18,307
Juniper Networks, Inc.	1,570	58,184
Keysight Technologies, Inc.(a)	891	139,335
Kimball Electronics, Inc.(a)	204	4,417
KLA Corp.	693	484,109
Knowles Corp.(a)	458	7,374
Kulicke & Soffa Industries, Inc.	303	15,244
Kyndryl Holdings, Inc.(a)	1,207	26,264
Lam Research Corp.	665	646,094
Lattice Semiconductor Corp.(a)	660	51,632
Lightwave Logic, Inc.(a)(b)	2,389	11,181
Littelfuse, Inc.	119	28,840
LiveRamp Holdings, Inc.(a)	375	12,938
Lumentum Holdings, Inc.(a)	357	16,904
MACOM Technology Solutions Holdings, Inc.(a)	259	24,771
Manhattan Associates, Inc.(a)	306	76,570
Marathon Digital Holdings, Inc.(a)(b)	1,122	25,335
Marvell Technology, Inc.	4,329	306,840
MaxLinear, Inc.(a)	475	8,868
MeridianLink, Inc.(a)	187	3,497
Methode Electronics, Inc.	233	2,838
Microchip Technology, Inc.	2,703	242,486
Micron Technology, Inc.	5,495	647,806
Microsoft Corp.	37,526	15,787,938
MicroStrategy, Inc. - Class A(a)(b)	68	115,910
Mirion Technologies, Inc.(a)	1,265	14,383
Mitek Systems, Inc.(a)	85	1,199
MKS Instruments, Inc.	300	39,900
Model N, Inc.(a)	189	5,381
MongoDB, Inc.(a)	339	121,579
Monolithic Power Systems, Inc.	230	155,807
Motorola Solutions, Inc.	845	299,958
N-able, Inc.(a)	173	2,261
Napco Security Technologies, Inc.	177	7,108
Navitas Semiconductor Corp.(a)	263	1,255
nCino, Inc.(a)	330	12,335
NCR Voyix Corp.(a)	640	8,083
NetApp, Inc.	1,043	109,484
NETGEAR, Inc.(a)	50	789
NetScout Systems, Inc.(a)	295	6,443
nLight, Inc.(a)	456	5,928
Novanta, Inc.(a)	179	31,284
Nutanix, Inc. - Class A(a)	1,191	73,509
NVIDIA Corp.	12,030	10,869,826
Okta, Inc.(a)	790	82,650
Olo, Inc. - Class A(a)	606	3,327
ON Semiconductor Corp.(a)	2,165	159,236
Onto Innovation, Inc.(a)	245	44,365
Oracle Corp.	7,978	1,002,117
OSI Systems, Inc.(a)	67	9,569
PagerDuty, Inc.(a)	430	9,752
Palantir Technologies, Inc. - Class A(a)	9,149	210,518
Palo Alto Networks, Inc.(a)	1,519	431,593
PAR Technology Corp.(a)	100	4,536
PC Connection, Inc.	80	5,274
PDF Solutions, Inc.(a)	190	6,397
Pegasystems, Inc.	181	11,700
Perficient, Inc.(a)	167	9,400
Photronics, Inc.(a)	241	6,825
Plexus Corp.(a)	130	12,327
Power Integrations, Inc.	280	20,034
PowerSchool Holdings, Inc. - Class A(a)	356	7,579
Procore Technologies, Inc.(a)	678	55,711
Progress Software Corp.	200	10,662
PROS Holdings, Inc.(a)	262	9,518
PTC, Inc.(a)	607	114,687
Pure Storage, Inc. - Class A(a)	1,477	76,789
Q2 Holdings, Inc.(a)	240	12,614
Qorvo, Inc.(a)	487	55,922
QUALCOMM, Inc.	5,656	957,561
Qualys, Inc.(a)	189	31,538
Rambus, Inc.(a)	535	33,068
Rapid7, Inc.(a)	324	15,889
RingCentral, Inc. - Class A(a)	260	9,032
Riot Platforms, Inc.(a)(b)	1,173	14,358
Rogers Corp.(a)	57	6,765
Roper Technologies, Inc.	541	303,414
Salesforce, Inc.	4,783	1,440,543
Samsara, Inc. - Class A(a)	772	29,174
Sanmina Corp.(a)	263	16,353
ScanSource, Inc.(a)	70	3,083
Seagate Technology Holdings PLC	1,060	98,633
SEMrush Holdings, Inc. - Class A(a)	145	1,923
Semtech Corp.(a)	300	8,247
SentinelOne, Inc. - Class A(a)	1,153	26,876
ServiceNow, Inc.(a)	1,025	781,460
Silicon Laboratories, Inc.(a)	143	20,552
SiTime Corp.(a)	103	9,603
Skyworks Solutions, Inc.	798	86,439
SMART Global Holdings, Inc.(a)	139	3,658
Smartsheet, Inc. - Class A(a)	665	25,603
Snowflake, Inc. - Class A(a)	1,520	245,632
SoFi Technologies, Inc.(a)	5,483	40,026
SolarWinds Corp.(a)	352	4,442
Sprinklr, Inc. - Class A(a)	487	5,975
Sprout Social, Inc. - Class A(a)	244	14,569
SPS Commerce, Inc.(a)	176	32,542
Squarespace, Inc. - Class A(a)	258	9,402
Super Micro Computer, Inc.(a)	237	239,377
Synaptics, Inc.(a)	208	20,292
Synopsys, Inc.(a)	763	436,055
TD SYNNEX Corp.	226	25,561
Teledyne Technologies, Inc.(a)	235	100,890
Tenable Holdings, Inc.(a)	539	26,643
Teradata Corp.(a)	534	20,650
Teradyne, Inc.	786	88,684
Texas Instruments, Inc.	4,601	801,540
The Hackett Group, Inc.	40	972
Thoughtworks Holding, Inc.(a)	921	2,330
Trimble, Inc.(a)	1,227	78,970
TTM Technologies, Inc.(a)	488	7,637
Twilio, Inc. - Class A(a)	860	52,589
Tyler Technologies, Inc.(a)	213	90,527
Ubiquiti, Inc.	33	3,823
UiPath, Inc. - Class A(a)	2,042	46,292
Ultra Clean Holdings, Inc.(a)	240	11,026
Unisys Corp.(a)	638	3,133
Unity Software, Inc.(a)	1,221	32,601
Universal Display Corp.	221	37,227
Varonis Systems, Inc.(a)	450	21,227
Veeco Instruments, Inc.(a)	337	11,852
Verint Systems, Inc.(a)	375	12,431
VeriSign, Inc.(a)	519	98,356
Vertex, Inc. - Class A(a)	161	5,113
Viasat, Inc.(a)	490	8,864
Viavi Solutions, Inc.(a)	1,328	12,072
Vishay Intertechnology, Inc.	598	13,563
Vontier Corp.	800	36,288
Weave Communications, Inc.(a)	328	3,765
Western Digital Corp.(a)	1,598	109,048
Wolfspeed, Inc.(a)	659	19,441
Workday, Inc. - Class A(a)	1,038	283,115
Workiva, Inc.(a)	259	21,963
Xerox Holdings Corp.	573	10,257
Xperi, Inc.(a)	319	3,847
Yext, Inc.(a)	383	2,309
Zebra Technologies Corp. - Class A(a)	257	77,470
Zeta Global Holdings Corp. - Class A(a)	671	7,334
Zoom Video Communications, Inc. - Class A(a)	1,117	73,018
Zscaler, Inc.(a)	429	82,638
Zuora, Inc. - Class A(a)	657	5,992
		72,115,691

Materials - 2.6%
AdvanSix, Inc.	144	4,118
Air Products and Chemicals, Inc.	1,107	268,193
Albemarle Corp.	597	78,649
Alcoa Corp.	929	31,391
Alpha Metallurgical Resources, Inc.	55	18,214
American Vanguard Corp.	244	3,160
AptarGroup, Inc.	314	45,181
Arcadium Lithium PLC(a)	2,372	10,223
Arch Resources, Inc.	95	15,275
Ashland, Inc.	249	24,245
Aspen Aerogels, Inc.(a)	1,061	18,674
ATI, Inc.(a)	690	35,307
Avery Dennison Corp.	409	91,309
Avient Corp.	483	20,962
Axalta Coating Systems Ltd.(a)	675	23,213
Balchem Corp.	171	26,496
Ball Corp.	1,568	105,620
Berry Global Group, Inc.	578	34,957
Cabot Corp.	318	29,320
Carpenter Technology Corp.	212	15,141
Celanese Corp.	561	96,413
Century Aluminum Co.(a)	341	5,248
CF Industries Holdings, Inc.	985	81,962
Clearwater Paper Corp.(a)	130	5,685
Cleveland-Cliffs, Inc.(a)	2,575	58,556
Commercial Metals Co.	556	32,676
Compass Minerals International, Inc.	222	3,494
Corteva, Inc.	3,597	207,439
Crown Holdings, Inc.	583	46,209
Dow, Inc.	3,563	206,405
DuPont de Nemours, Inc.	2,302	176,494
Eagle Materials, Inc.	169	45,926
Eastman Chemical Co.	583	58,428
Ecolab, Inc.	1,296	299,246
Ecovyst, Inc.(a)	550	6,133
Element Solutions, Inc.	1,211	30,251
Ferroglobe Representation & Warranty Insurance Trust(a)(c)	500	0
FMC Corp.	599	38,156
Freeport-McMoRan, Inc.	7,331	344,704
Graphic Packaging Holding Co.	1,499	43,741
Greif, Inc. - Class A	91	6,284
Hawkins, Inc.	65	4,992
Haynes International, Inc.	42	2,525
HB Fuller Co.	268	21,370
Hecla Mining Co.	3,124	15,026
Huntsman Corp.	909	23,661
Ingevity Corp.(a)	207	9,874
Innospec, Inc.	129	16,633
International Flavors & Fragrances, Inc.	1,164	100,092
International Paper Co.	1,690	65,944
Kaiser Aluminum Corp.	53	4,736
Knife River Corp.(a)	278	22,540
Koppers Holdings, Inc.	156	8,607
Linde PLC	2,478	1,150,585
Louisiana-Pacific Corp.	395	33,144
LSB Industries, Inc.(a)	333	2,924
LyondellBasell Industries NV - Class A	1,335	136,544
Martin Marietta Materials, Inc.	310	190,321
Materion Corp.	93	12,253
Mativ Holdings, Inc.	371	6,956
Minerals Technologies, Inc.	180	13,550
MP Materials Corp.(a)	646	9,238
Myers Industries, Inc.	200	4,634
NewMarket Corp.	31	19,673
Newmont Corp.	5,840	209,306
Nucor Corp.	1,239	245,198
O-I Glass, Inc.(a)	647	10,734
Olin Corp.	732	43,042
Olympic Steel, Inc.	36	2,552
Packaging Corp. of America	449	85,211
Pactiv Evergreen, Inc.	1,150	16,468
Piedmont Lithium, Inc.(a)	92	1,225
PPG Industries, Inc.	1,184	171,562
Quaker Chemical Corp.	74	15,189
Radius Recycling, Inc. - Class A	162	3,423
Ramaco Resources, Inc.(a)	236	3,974
Reliance Steel & Aluminum Co.	295	98,583
Royal Gold, Inc.	341	41,537
RPM International, Inc.	677	80,529
Ryerson Holding Corp.	173	5,796
Sealed Air Corp.	666	24,775
Sensient Technologies Corp.	162	11,209
Silgan Holdings, Inc.	400	19,424
Sonoco Products Co.	473	27,358
Southern Copper Corp.	525	55,923
Steel Dynamics, Inc.	780	115,619
Stepan Co.	97	8,734
Summit Materials, Inc. - Class A(a)	580	25,851
SunCoke Energy, Inc.	555	6,255
Sylvamo Corp.	156	9,631
The Chemours Co.	824	21,638
The Mosaic Co.	1,678	54,468
The Scotts Miracle-Gro Co.	175	13,053
The Sherwin-Williams Co.	1,199	416,450
TimkenSteel Corp.(a)	104	2,314
TriMas Corp.	223	5,961
Trinseo PLC	260	983
Tronox Holdings PLC	721	12,509
United States Lime & Minerals, Inc.	17	5,068
United States Steel Corp.	1,079	44,002
Vulcan Materials Co.	681	185,859
Warrior Met Coal, Inc.	276	16,753
Westlake Corp.	157	23,990
Westrock Co.	1,284	63,494
Worthington Steel, Inc.	191	6,847
		6,781,417

Real Estate - 0.2%
Anywhere Real Estate, Inc.(a)	595	3,677
CBRE Group, Inc. - Class A(a)	1,557	151,403
Compass, Inc. - Class A(a)	3,833	13,799
CoStar Group, Inc.(a)	2,027	195,808
DigitalBridge Group, Inc.	763	14,703
eXp World Holdings, Inc.(b)	290	2,996
Forestar Group, Inc.(a)	47	1,889
Howard Hughes Holdings, Inc.(a)	236	17,138
Jones Lang LaSalle, Inc.(a)	235	45,846
Kennedy-Wilson Holdings, Inc.	609	5,225
Marcus & Millichap, Inc.	126	4,305
NET Lease Office Properties	74	1,761
Newmark Group, Inc. - Class A	765	8,484
Redfin Corp.(a)	2,106	14,005
Safehold, Inc.	300	6,180
Spirit MTA REIT(a)(c)	300	0
St Joe Co.	268	15,536
Star Holdings(a)	78	1,008
Tejon Ranch Co.(a)	50	771
Zillow Group, Inc. - Class A(a)	247	11,821
Zillow Group, Inc. - Class C(a)	761	37,122
		553,477

Utilities - 2.1%
ALLETE, Inc.	284	16,938
Alliant Energy Corp.	1,265	63,756
Altus Power, Inc.(a)	429	2,051
Ameren Corp.	1,314	97,183
American Electric Power Co., Inc.	2,631	226,529
American States Water Co.	220	15,893
American Water Works Co., Inc.	970	118,544
Atmos Energy Corp.	752	89,390
Avista Corp.	333	11,662
Black Hills Corp.	353	19,274
California Water Service Group	289	13,433
CenterPoint Energy, Inc.	3,177	90,513
Chesapeake Utilities Corp.	102	10,945
Clearway Energy, Inc. - Class A	90	1,936
Clearway Energy, Inc. - Class C	471	10,857
CMS Energy Corp.	1,463	88,277
Consolidated Edison, Inc.	1,742	158,191
Constellation Energy Corp.	1,630	301,306
Dominion Energy, Inc.	4,196	206,401
DTE Energy Co.	1,049	117,635
Duke Energy Corp.	3,906	377,749
Edison International	1,964	138,914
Entergy Corp.	1,091	115,297
Essential Utilities, Inc.	1,206	44,682
Evergy, Inc.	1,153	61,547
Eversource Energy	1,746	104,358
Exelon Corp.	5,043	189,466
FirstEnergy Corp.	2,905	112,191
Hawaiian Electric Industries, Inc.	566	6,379
IDACORP, Inc.	268	24,895
MGE Energy, Inc.	151	11,887
Middlesex Water Co.	66	3,465
Montauk Renewables, Inc.(a)	328	1,364
National Fuel Gas Co.	454	24,389
New Jersey Resources Corp.	558	23,944
NextEra Energy, Inc.	10,394	664,280
NiSource, Inc.	2,032	56,205
Northwest Natural Holding Co.	223	8,300
Northwestern Energy Group, Inc.	330	16,807
NRG Energy, Inc.	1,094	74,053
OGE Energy Corp.	1,042	35,741
ONE Gas, Inc.	287	18,520
Ormat Technologies, Inc.	300	19,857
Otter Tail Corp.	196	16,934
PG&E Corp.	9,898	165,890
Pinnacle West Capital Corp.	577	43,119
PNM Resources, Inc.	480	18,067
Portland General Electric Co.	500	21,000
PPL Corp.	3,706	102,026
Public Service Enterprise Group, Inc.	2,545	169,955
Sempra	3,181	228,491
SJW Group	180	10,186
Southwest Gas Holdings, Inc.	325	24,742
Spire, Inc.	291	17,859
Sunnova Energy International, Inc.(a)(b)	690	4,230
The AES Corp.	3,331	59,725
The Southern Co.	5,527	396,506
The York Water Co.	128	4,643
UGI Corp.	1,134	27,828
Unitil Corp.	106	5,549
Vistra Corp.	1,780	123,977
WEC Energy Group, Inc.	1,618	132,870
Xcel Energy, Inc.	2,829	152,059
		5,520,660
TOTAL COMMON STOCKS (Cost $57,920,394)		251,386,940

REAL ESTATE INVESTMENT TRUSTS - 2.6%	Shares	Value
Acadia Realty Trust	558	9,492
AGNC Investment Corp.	3,371	33,373
Agree Realty Corp.	446	25,476
Alexander & Baldwin, Inc.	248	4,085
Alexandria Real Estate Equities, Inc.	868	111,894
American Assets Trust, Inc.	228	4,995
American Homes 4 Rent - Class A	1,662	61,128
American Tower Corp.	2,339	462,162
Americold Realty Trust, Inc.	988	24,621
Annaly Capital Management, Inc.	2,551	50,230
Apartment Income REIT Corp.	703	22,826
Apartment Investment and Management Co. - Class A(a)	826	6,765
Apollo Commercial Real Estate Finance, Inc.	709	7,898
Apple Hospitality REIT, Inc.	981	16,069
Arbor Realty Trust, Inc.(b)	860	11,395
Ares Commercial Real Estate Corp.	258	1,922
Armada Hoffler Properties, Inc.	467	4,857
ARMOUR Residential REIT, Inc.(b)	309	6,109
AvalonBay Communities, Inc.	719	133,418
Blackstone Mortgage Trust, Inc. - Class A(b)	829	16,505
Boston Properties, Inc.	785	51,268
Brandywine Realty Trust	646	3,101
BrightSpire Capital, Inc.	645	4,444
Brixmor Property Group, Inc.	1,591	37,309
Broadstone Net Lease, Inc.	915	14,338
Camden Property Trust	516	50,774
CareTrust REIT, Inc.	612	14,914
CBL & Associates Properties, Inc.	204	4,674
Centerspace	64	3,657
Chatham Lodging Trust	425	4,297
Chimera Investment Corp.	1,455	6,708
Community Healthcare Trust, Inc.	154	4,089
COPT Defense Properties	501	12,109
CoreCivic, Inc.(a)	686	10,708
Cousins Properties, Inc.	839	20,170
Crown Castle, Inc.	2,198	232,614
CubeSmart	1,094	49,471
DiamondRock Hospitality Co.	1,103	10,600
Digital Realty Trust, Inc.	1,533	220,813
Douglas Emmett, Inc.	854	11,845
Dynex Capital, Inc.	405	5,042
Easterly Government Properties, Inc.	627	7,217
EastGroup Properties, Inc.	227	40,808
Elme Communities	425	5,916
Empire State Realty Trust, Inc. - Class A	745	7,547
EPR Properties	422	17,914
Equinix, Inc.	474	391,205
Equity Commonwealth(a)	482	9,100
Equity LifeStyle Properties, Inc.	896	57,702
Equity Residential	1,885	118,962
Essential Properties Realty Trust, Inc.	830	22,128
Essex Property Trust, Inc.	322	78,829
Extra Space Storage, Inc.	1,060	155,820
Farmland Partners, Inc.	384	4,262
Federal Realty Investment Trust	414	42,278
First Industrial Realty Trust, Inc.	645	33,888
Four Corners Property Trust, Inc.	497	12,162
Franklin BSP Realty Trust, Inc.	422	5,638
Gaming and Leisure Properties, Inc.	1,308	60,260
Getty Realty Corp.	219	5,990
Gladstone Commercial Corp.	312	4,318
Gladstone Land Corp.	269	3,588
Global Medical REIT, Inc.	581	5,084
Global Net Lease, Inc.	842	6,542
Granite Point Mortgage Trust, Inc.	133	634
Great Ajax Corp.	81	308
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	532	15,109
Healthcare Realty Trust, Inc.	2,086	29,517
Healthpeak Properties, Inc.	3,730	69,938
Highwoods Properties, Inc.	510	13,352
Host Hotels & Resorts, Inc.	3,576	73,952
Hudson Pacific Properties, Inc.	815	5,257
Independence Realty Trust, Inc.	1,266	20,421
Innovative Industrial Properties, Inc.	150	15,531
InvenTrust Properties Corp.	272	6,993
Invesco Mortgage Capital, Inc.	42	407
Invitation Homes, Inc.	3,081	109,714
Iron Mountain, Inc.	1,492	119,673
JBG SMITH Properties	497	7,977
Kilroy Realty Corp.	620	22,587
Kimco Realty Corp.	3,306	64,831
Kite Realty Group Trust	1,127	24,433
KKR Real Estate Finance Trust, Inc.	295	2,968
Ladder Capital Corp.	572	6,366
Lamar Advertising Co. - Class A	422	50,391
LTC Properties, Inc.	251	8,160
LXP Industrial Trust	1,665	15,018
MFA Financial, Inc.	675	7,702
Mid-America Apartment Communities, Inc.	579	76,185
National Health Investors, Inc.	228	14,325
National Storage Affiliates Trust	458	17,935
NETSTREIT Corp.	318	5,842
New York Mortgage Trust, Inc.	627	4,514
NexPoint Residential Trust, Inc.	152	4,893
NNN REIT, Inc.	936	40,005
Office Properties Income Trust	228	465
Omega Healthcare Investors, Inc.	1,238	39,207
Orchid Island Capital, Inc.	84	750
Orion Office REIT, Inc.	291	1,021
Outfront Media, Inc.	722	12,122
Paramount Group, Inc.	1,239	5,811
Park Hotels & Resorts, Inc.	982	17,175
Peakstone Realty Trust	296	4,774
Pebblebrook Hotel Trust	664	10,232
PennyMac Mortgage Investment Trust	450	6,606
Phillips Edison & Co., Inc.	626	22,455
Piedmont Office Realty Trust, Inc. - Class A	597	4,197
Plymouth Industrial REIT, Inc.	286	6,435
PotlatchDeltic Corp.	420	19,748
Prologis, Inc.	4,726	615,419
Public Storage	802	232,628
Rayonier, Inc.	777	25,827
Ready Capital Corp.	1,095	9,997
Realty Income Corp.	4,221	228,356
Redwood Trust, Inc.	692	4,408
Regency Centers Corp.	946	57,290
Retail Opportunity Investments Corp.	725	9,295
Rexford Industrial Realty, Inc.	1,095	55,078
Rithm Capital Corp.	2,471	27,576
RLJ Lodging Trust	855	10,106
Ryman Hospitality Properties, Inc.	287	33,180
Sabra Health Care REIT, Inc.	1,058	15,627
Saul Centers, Inc.	18	693
SBA Communications Corp.	548	118,752
Service Properties Trust	584	3,960
Simon Property Group, Inc.	1,641	256,800
SITE Centers Corp.	809	11,852
SL Green Realty Corp.	357	19,681
STAG Industrial, Inc.	961	36,941
Starwood Property Trust, Inc.	1,518	30,861
Summit Hotel Properties, Inc.	268	1,745
Sun Communities, Inc.	614	78,948
Sunstone Hotel Investors, Inc.	940	10,472
Tanger, Inc.(b)	583	17,216
Terreno Realty Corp.	399	26,494
The GEO Group, Inc.(a)	632	8,924
The Macerich Co.	1,161	20,004
TPG RE Finance Trust, Inc.	97	749
Two Harbors Investment Corp.	891	11,797
UDR, Inc.	1,607	60,118
UMH Properties, Inc.	256	4,157
Uniti Group, Inc.	1,189	7,015
Universal Health Realty Income Trust	117	4,295
Urban Edge Properties	694	11,985
Ventas, Inc.	2,019	87,907
Veris Residential, Inc.	312	4,746
VICI Properties, Inc.	5,188	154,551
Vornado Realty Trust	895	25,749
Welltower, Inc.	2,679	250,326
Weyerhaeuser Co.	3,665	131,610
WP Carey, Inc.	1,041	58,754
Xenia Hotels & Resorts, Inc.	560	8,406
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,250,482)		6,681,554

RIGHTS - 0.0%(e)	Contracts	Value
ABIOMED, Inc.(a)(c)	239	0
AMR CORP ESCROW(a)(c)	3,275	0
Bristol-Myers Squibb Co., Expires 01/24/2025, Exercise Price $12.00(a)(c)	277	0
TOTAL RIGHTS (Cost $0)		0

TOTAL INVESTMENTS - 98.7% (Cost $61,170,876)		$258,068,494
Money Market Deposit Account - 1.5%(f)		3,927,966
Liabilities in Excess of Other Assets - (0.2)%		(441,221)
TOTAL NET ASSETS - 100.0%		$261,555,239

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AMBAC American Municipal Bond Assurance Corporation
NV - Naamloze Vennootschap
PLC - Public Limited Company REIT – Real Estate Investment Trust
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $656,616 which represented 0.3% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2024.

(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	Represents less than 0.05% of net assets.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2024 was 5.28%.

WILSHIRE 5000 INDEXSM FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

1. Securities Valuation

 Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee of Wilshire Advisors LLC (the “Adviser”) it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Company. The Adviser has been named the valuation designee to implement the daily pricing and fair valuation procedures of the Portfolios. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31, 2024, there have been no significant changes to the Portfolio's fair value methodologies.

Wilshire 5000 Index Fund
	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks	251,386,940	–	0	(a)	251,386,940
Real Estate Investment Trusts	6,681,554	–	–		6,681,554
Rights	–	–	0	(a)	0	(a)
Total Assets	258,068,494	–	0	(a)	258,068,494

Refer to the Schedule of Investments for industry classifications.

(a)	Amount is less than $0.50.

* Includes securities that have been fair valued at $0.

Refer to the Portfolio’s Schedule of Investments for a listing of the securities by industry or sector type. Wilshire 5000 IndexSM Fund held common stocks and rightS that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0 and $0, respectively, as of March 31, 2024. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Portfolio has over 1% of Level 3 investments.